UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  August 31, 2018

Item 1. Reports to Stockholders.

Annual Report

August 31, 2018

Nationwide ETFs

Nationwide Risk-Based U.S. Equity ETF | RBUS
Nationwide Risk-Based International Equity ETF | RBIN
Nationwide Maximum Diversification U.S. Core Equity ETF | MXDU
Nationwide Maximum Diversification Emerging Markets Core Equity ETF | MXDE

Nationwide ETFs

Letters to Investors	Nationwide Risk-Based U.S. Equity ETF
August 31, 2018

Dear Investors,

On behalf of the entire team, I would like to thank you for investing in the Nationwide Risk-Based U.S. Equity ETF (the “Fund”). The following information pertains to the reporting period from the Fund’s inception on September 15, 2017, through August 31, 2018.

During the reporting period, the Fund returned 11.77% (market price) and 11.70% (net asset value [NAV]). In comparison, the S&P 500® Index, the Fund’s benchmark, gained 18.19%, and the Fund’s underlying index, the R Risk-Based US IndexSM, returned 12.16% for the same period.

The Fund was launched during a favorable environment for stocks throughout the globe, particularly for U.S. equities. Prior to the Fund’s launch date, the S&P 500® Index (the “Index”) had not posted a negative monthly total return for 2017. Following the launch of the Fund, the Index’s positive monthly return streak continued through the remainder of 2017. The Index continued to be strong into 2018, buoyed by ongoing strength in economic data, robust earnings and the confirmation of a major tax reform package. However, toward the end of January 2018, volatility that had been dormant reappeared as investors focused on the negative side of strong economic growth—that higher-than-expected U.S. wage data, and ultimately an acceleration of price inflation, could lead the Federal Reserve to raise interest rates more aggressively than it had indicated it would do. This led to the Index losing 3.69% in February 2018. Concerns carried over into March with President Trump stoking fears of a global trade war by imposing import tariffs on key U.S. trading partners; the result was a loss of 2.54% for the Index. Following the volatility of the first quarter, during which time the Index registered a total return of -0.76%, U.S. equities advanced in the second quarter, with the Index returning 3.43%, driven by positive earnings momentum and economic data. The first two months of the third quarter were favorable for stocks, with the Index delivering a total return of 3.72% and 3.26%, respectively, driven by a combination of strong company earnings reports, strength in employment and resilient economic activity.

During this strong environment for U.S. equities, the Fund trailed the return of the S&P 500® Index. The majority of underperformance was attributed to the Fund’s underweight to the Information Technology sector. The Fund utilizes an investment approach that seeks to invest in lower-risk stocks based on a ranking system incorporating volatility and correlation, and this resulted in an underweight allocation to Information Technology stocks. The best-performing sector relative to the S&P 500® Index was the Industrials sector; the Fund’s Industrials sector holdings outperformed those of the Index.

For the period, the three largest contributors to Fund performance were W.W. Grainger, Inc. (GWW US); Lululemon Athletica, Inc.; and Progressive Corporation (PGR US).

For the period, the three securities with the most negative impact on Fund performance were NXP Semiconductors NV (NXPI US), General Electric Company (GE US) and DENTSPLY SIRONA, Inc. (XRAY US).

The Fund did not hold derivatives during the reporting period.

To learn more about Nationwide Funds’ ETF offerings, please visit our website www.etf.nationwide.com. We thank you for your continued confidence in Nationwide.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Fund Advisors

Letters to Investors (cont.)	Nationwide Risk-Based U.S. Equity ETF
August 31, 2018

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal.  Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund.  Brokerage commissions will reduce returns.  The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index.

The Fund is subject to the risks of investing in equity securities. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of any fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining market.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

The Fund’s R Risk-Based US IndexSM (“Index”) is a rules-based, equal risk-weighted index that provides exposure to large-cap U.S. listed companies. The Index seeks to lower volatility, reduce maximum drawdown, and enhance the Sharpe ratio, all without curtailing returns.

The Index is a product of, the marketing name for, and a licensed trademark of Rothschild Risk Based Investments LLC (collectively with its affiliates, “Rothschild”). “Rothschild®”, the Index, and “Rothschild Indexes” are trade and service marks of Rothschild and have been licensed for use for certain purposes by Nationwide Fund Advisors. Nationwide Risk-Based U.S. Equity ETF (“ETF”) is not sponsored or sold by Rothschild, and Rothschild makes no representation or warranty, express or implied, regarding the ETF to the owners of the ETF or any member of the public.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Fund’s holdings, please refer to the Schedule of Investments in this report.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC.  NFA is not affiliated with any distributor, subadvisor, or index provider contracted by NFA for the Nationwide ETFs.  Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI.  Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Letters to Investors	Nationwide Risk-Based International Equity ETF
August 31, 2018

Dear Investors,

On behalf of the entire team, I would like to thank you for investing in the Nationwide Risk-Based International Equity ETF (the “Fund”). The following information pertains to the reporting period from the Fund’s inception on September 15, 2017, through August 31, 2018.

The Fund experienced positive performance during the reporting period with returns of 4.25% (market price) and 4.48% (net asset value [NAV]). In comparison, the MSCI EAFE Index, the Fund’s benchmark, gained 3.05%, and the Fund’s underlying index, the R Risk-Based International IndexSM, returned 5.49% for the same period.

The Fund was launched during what was a favorable environment for stocks throughout the globe, although the returns of international equities generally lagged those of U.S. equities. Prior to the Fund’s launch date, the MSCI EAFE Index (the “Index”) had two small negative monthly returns for 2017 in June and August, when the Index registered -0.18% and -0.04%, respectively.  Following the launch of the Fund, the Index saw positive returns each month through the end of 2017 as economic growth was generally robust and the likely continuation of both monetary and fiscal policies.  The year 2018 started strongly with the Index delivering a 5.02% return for the month of January, although by the end of the month volatility began to reappear.  The first quarter of 2018 saw the Index deliver a posting of -1.53%, driven by consecutive negative monthly postings of -4.51% and -1.80% in February and March, respectively, as investors became concerned with rising interest rates in the United States and worries over trade. The second quarter saw a negative return overall with the Index registering -1.24% as generally strong economic and earnings data was offset by geopolitics and trade tensions. Performance of the Index rebounded with a 2.46% return in July, led by strong earnings and moderating trade concerns, but that rebound proved to be short lived; the Index registered -1.93% in August, as trade tensions reappeared along with a currency crisis in Turkey.

Amid this environment, the Fund’s return outperformed that of the Index. The largest areas of contribution to Fund performance were the Industrials and Health Care sectors. In the Industrials sector, which was the Fund’s largest sector allocation as of the end of the reporting period, the Fund benefited from the combination of positive performance and the sector’s relatively large weighting in the Fund. In the Health Care sector, the Fund benefited from sector performance (the sector was the second-best performer) as well as the sector’s weighting in the Fund. Areas that detracted from the Fund’s return were the Financials and Telecommunications sectors, both of which delivered negative postings during the reporting period.

For the period, the three largest contributors to Fund performance were Sky plc. (SKY LN), Eisai Company, Ltd. (4523 JP) and Shiseido Company, Ltd. (4911 JP).

The three securities that had the most negative impact on Fund performance for the period were Pandora AS (PNDORA DC), Leonardo SpA. (LDO IM) and AMP, Ltd. (AMP AU).

The Fund did not hold derivatives during the reporting period.

To learn more about Nationwide Funds’ ETF offerings, please visit our website www.etf.nationwide.com. We thank you for your continued confidence in Nationwide.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Fund Advisors

Letters to Investors (cont.)	Nationwide Risk-Based International Equity ETF
August 31, 2018

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal.  Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund.  Brokerage commissions will reduce returns.  The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index.

The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of any fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining market.

MSCI EAFE Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

The R Risk-Based International IndexSM (“Index”) is a rules-based, equal risk-weighted index that provides exposure to large-cap companies in developed markets, excluding North America. The Index seeks to lower volatility, reduce maximum drawdown, and enhance the Sharpe ratio, all without curtailing returns.

The Index is a product of, the marketing name for, and a licensed trademark of Rothschild Risk Based Investments LLC (collectively with its affiliates, “Rothschild”). “Rothschild®”, the Index, and “Rothschild Indexes” are trade and service marks of Rothschild and have been licensed for use for certain purposes by Nationwide Fund Advisors. Nationwide Risk-Based International Equity ETF (“ETF”) is not sponsored or sold by Rothschild, and Rothschild makes no representation or warranty, express or implied, regarding the ETF to the owners of the ETF or any member of the public.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Fund’s holdings, please refer to the Schedules of Investments in this report.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC.  NFA is not affiliated with any distributor, subadvisor, or index provider contracted by NFA for the Nationwide ETFs.  Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI.  Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Letters to Investors	Nationwide Maximum Diversification U.S. Core Equity ETF
August 31, 2018

Dear Investors,

On behalf of the entire team, I would like to thank you for investing in the Nationwide Maximum Diversification U.S. Core Equity ETF (the “Fund”). The following commentary pertains to the reporting period from the Fund’s inception on September 15, 2017, through August 31, 2018.

The Fund posted positive performance with returns of 19.52% (market price) and 19.27% (net asset value [NAV]). In comparison, the MSCI USA Index, the Fund’s benchmark, gained 18.26% and the Fund’s underlying index, the TOBAM Maximum Diversification® USA Index, returned 19.69% for the same period.

The MSCI USA Index (the “Index”) builds concentrations, which are dynamic and do not result in wealth creation, by adding positions that were successful in the past. As stocks appreciate, their weighting in the index becomes higher, and vice versa. As these biases change over time, the Index’s risk allocation also evolves dynamically: it is not a neutral risk allocator but a biased, dynamic risk allocator.

In contrast, TOBAM’s Maximum Diversification® approach aims to avoid explicit and implicit Index biases in terms of sector, style, market cap and other statistical measures, but rather analyzes the Index biases and determines if they were successful or not.

Over the period, the Index was biased towards the Financial and Information Technology sectors in terms of weights and correlations. The Information Technology sector outperformed the Index by a wide margin with a return of 33.02%, while the Financial sector underperformed the Index with a return of 16.86%. These two sectors were the primary drivers of the Index’s return during the reporting period.

For the period, the largest contributor to Fund performance was Netflix, Inc. (NFLX US). The second-largest contributor to Fund performance was Amazon.com, Inc. (AMZN US). The third-largest contributor to Fund performance was Twitter, Inc. (TWTR US).

For the period, the security that most negatively affected the Fund’s return was PG&E Corporation (PCG US). The two securities with the next-largest negative impact to Fund performance were Newmont Mining Corporation (NEM US) and Exelixis, Inc. (EXEL US).

The Fund did not invest in derivatives.

To learn more about Nationwide Funds’ ETF offerings, please visit our website www.etf.nationwide.com. We thank you for your continued confidence in Nationwide.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Fund Advisors

Letters to Investors (cont.)	Nationwide Maximum Diversification U.S. Core Equity ETF
August 31, 2018

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal.  Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund.  Brokerage commissions will reduce returns.  The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index.

The Fund is subject to the risks of investing in equity securities. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of any fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining market.

MSCI USA Index: An unmanaged index created by Morgan Stanley Capital International (MSCI) that measures the performance of the large- and mid-cap segments of the U.S. market. The index covers approximately 85% of the free float-adjusted market capitalization in the United States. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

The TOBAM Maximum Diversification® USA Index (“Index”), a systematic, rules-based index that provides exposure to mid- and large-cap U.S. listed companies. TOBAM applies liquidity and socially responsible investment screens in determining the investable universe. The Index seeks to maximize a mathematical definition of diversification, the Diversification Ratio®, to provide investors with the most diversified portfolio possible in any given stock universe across global and domestic markets. The Diversification Ratio® is a proprietary metric based on the volatility of each index constituent and its correlation to the other index constituents. Constituents are weighted so that each effective risk factor evenly contributes to the risk of the portfolio, subject to active share constraints.

Index data copyright ©2018, TOBAM S.A.S. All rights reserved. Maximum Diversification is a registered trademark and service mark of TOBAM S.A.S. or its affiliates (“TOBAM”). The Nationwide ETFs (“ETFs”) are not sponsored, endorsed, issued, sold, or promoted by TOBAM S.A.S. (“TOBAM”), and TOBAM does not make any representation regarding the advisability of investing in the Funds. Nationwide licenses the use of Maximum Diversification® indexes and is not affiliated with TOBAM or its affiliates. For more details, visit nationwidefinancial.com/products/investments/etfs.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Fund’s holdings, please refer to the Schedules of Investments in this report.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC.  NFA is not affiliated with any distributor, subadvisor, or index provider contracted by NFA for the Nationwide ETFs.  Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI.  Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Letters to Investors	Nationwide Maximum Diversification Emerging Markets Core Equity ETF
August 31, 2018

Dear Investors,

On behalf of the entire team, I would like to thank you for investing in our newest exchange-traded fund (ETF), the Nationwide Maximum Diversification Emerging Markets Core Equity ETF (“MXDE” or the “Fund”). The following commentary pertains to the reporting period from the Fund’s inception on March 26, 2018, through August 31, 2018.

For the reporting period, the Fund’s returns were -5.10% (market price) and -5.64% (net asset value [NAV]). In comparison, the MSCI Emerging Markets Index, the Fund’s benchmark, registered -9.08% and the Fund’s underlying index, the TOBAM Maximum Diversification® Emerging Markets Index, registered -5.56% for the same period.

The MSCI Emerging Markets Index (the “Index”) builds concentrations, which are dynamic and do not result in wealth creation, consisting in adding positions that were successful in the past. As stocks appreciate, their weighting in the Index becomes higher, and vice versa. As these biases change over time, the Index’s risk allocation also evolves dynamically: it is not a neutral risk allocator but a biased, dynamic risk allocator.

In contrast, TOBAM’s Maximum Diversification® approach aims to avoid explicit and implicit biases in terms of sector, style, market cap and other statistical measures, but rather analyzes the Index biases and determines if they were successful or not.

Over the period, the Index was biased towards the Financial sector and Information Technology sector in terms of weights and correlations. Both sectors underperformed the Index, with the Information Technology sector posting -12.43%, and the Financial Sector posting -12.70%.

For the period, the largest contributor to Fund performance was Grupo Elektra SAB de CV (ELEKTRA MM). The second-largest contributor to Fund performance was Shenzhou International Group Holdings, Inc. (2313 HK). The third-largest contributor to Fund performance was Hindustan Unilever, Ltd. (HUVR IN).

For the period, the largest detractor from Fund performance was CP ALL pcl (CPALL TB). Two additional securities that had a negative impact on Fund performance were Gold Fields, Ltd. (GFI SJ) and Sunny Optical Technology Group Company, Ltd. (2382 HK).

The Fund did not invest in derivatives.

To learn more about Nationwide Funds’ ETF offerings, please visit our website www.etf.nationwide.com. We thank you for your continued confidence in Nationwide.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Fund Advisors

Letters to Investors (cont.)	Nationwide Maximum Diversification Emerging Markets Core Equity ETF
August 31, 2018

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal.  Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund.  Brokerage commissions will reduce returns.  The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index.

The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities), including emerging markets (which may include currency fluctuations, political risks, differences in accounting and limited availability of information). Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of any fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining market.

MSCI Emerging Markets Index: An unmanaged, free float-adjusted, market capitalization-weighted index created by Morgan Stanley Capital International (MSCI) that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

The TOBAM Maximum Diversification® Emerging Markets Index (“Index”) is a systematic, rules-based index that provides exposure to mid- and large-cap companies in emerging markets. TOBAM applies liquidity and socially responsible investment screens in determining the investable universe. The Index seeks to maximize a mathematical definition of diversification, the Diversification Ratio®, to provide investors with the most diversified portfolio possible in any given stock universe across global and domestic markets. The Diversification Ratio® is a proprietary metric based on the volatility of each index constituent and its correlation to the other index constituents. Constituents are weighted so that each effective risk factor evenly contributes to the risk of the portfolio, subject to active share constraints.

Index data copyright ©2018, TOBAM S.A.S. All rights reserved. Maximum Diversification is a registered trademark and service mark of TOBAM S.A.S. or its affiliates (“TOBAM”). The Nationwide ETFs (“ETFs”) are not sponsored, endorsed, issued, sold, or promoted by TOBAM S.A.S. (“TOBAM”), and TOBAM does not make any representation regarding the advisability of investing in the Funds. Nationwide licenses the use of Maximum Diversification® indexes and is not affiliated with TOBAM or its affiliates. For more details, visit nationwidefinancial.com/products/investments/etfs.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Fund’s holdings, please refer to the Schedules of Investments in this report.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC.  NFA is not affiliated with any distributor, subadvisor, or index provider contracted by NFA for the Nationwide ETFs.  Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI.  Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Fund Performance (Unaudited)	Nationwide Risk-Based U.S. Equity ETF

Growth of $10,000

Total Returns	Since Inception
Period Ending August 31, 2018	(9/15/2017)
Nationwide Risk-Based U.S. Equity ETF — NAV	11.70%
Nationwide Risk-Based U.S. Equity ETF — Market	11.77%
R Risk-Based US IndexSM	12.16%
S&P 500® Index	18.19%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 15, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Fund Performance (Unaudited)	Nationwide Risk-Based International Equity ETF

Growth of $10,000

Total Returns	Since Inception
Period Ending August 31, 2018	(9/15/2017)
Nationwide Risk-Based International Equity ETF — NAV	4.48%
Nationwide Risk-Based International Equity ETF — Market	4.25%
R Risk-Based International IndexSM	5.49%
MSCI EAFE Index	3.05%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 15, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Fund Performance (Unaudited)	Nationwide Maximum Diversification U.S. Core Equity ETF

Growth of $10,000

Total Returns	Since Inception
Period Ending August 31, 2018	(9/15/2017)
Nationwide Maximum Diversification U.S. Core Equity ETF — NAV	19.27%
Nationwide Maximum Diversification U.S. Core Equity ETF — Market	19.52%
TOBAM Maximum Diversification® USA Index	19.69%
MSCI USA Index	18.26%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 15, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Fund Performance (Unaudited)	Nationwide Maximum Diversification
Emerging Markets Core Equity ETF

Growth of $10,000

Total Returns	Since Inception
Period Ending August 31, 2018	(3/26/2018)
Nationwide Maximum Diversification Emerging Markets Core Equity ETF — NAV	(5.64)%
Nationwide Maximum Diversification Emerging Markets Core Equity ETF — Market	(5.10)%
TOBAM Maximum Diversification® Emerging Markets Index	(5.56)%
MSCI Emerging Markets Index	(9.08)%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 26, 2018 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Portfolio Allocations	Nationwide ETFs
As of August 31, 2018 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF
Percentage of
Sector	Net Assets
Utilities	17.1%
Consumer Discretionary	16.5
Consumer Staples	14.0
Health Care	12.1
Information Technology	10.8
Industrials	10.2
Financials	9.3
Energy	6.2
Materials	2.5
Telecommunication Services	1.0
Short-Term Investments and Other Assets and Liabilities	0.3
Total	100.0%

Nationwide Risk-Based International Equity ETF
Percentage of
Sector	Net Assets
Industrials	18.2%
Financials	17.1
Consumer Discretionary	16.4
Consumer Staples	14.5
Health Care	8.1
Utilities	7.4
Materials	5.1
Telecommunication Services	4.8
Real Estate	4.1
Information Technology	2.9
Energy	0.8
Short-Term Investments and Other Assets and Liabilities	0.6
Total	100.0%

Portfolio Allocations	Nationwide ETFs
As of August 31, 2018 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF
Percentage of
Sector	Net Assets
Consumer Discretionary	22.9%
Health Care	19.7
Information Technology	14.7
Consumer Staples	10.6
Utilities	6.0
Real Estate	5.9
Financials	5.5
Industrials	4.8
Energy	4.3
Materials	3.5
Telecommunication Services	1.8
Short-Term Investments and Other Assets and Liabilities	0.3
Total	100.0%

Nationwide Maximum Diversification Emerging Markets Core Equity ETF
Percentage of
Sector	Net Assets
Consumer Discretionary	15.1%
Information Technology	14.7
Financials	14.1
Consumer Staples	11.6
Health Care	10.6
Telecommunication Services	8.2
Industrials	7.8
Materials	7.3
Energy	5.4
Utilities	2.9
Real Estate	1.9
Short-Term Investments and Other Assets and Liabilities	0.4
Total	100.0%

Schedules of Investments

August 31, 2018

Nationwide Risk-Based U.S. Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Consumer Discretionary — 16.5%
25,506	Altice USA, Inc.	$457,068
11,276	Aramark	463,218
500	AutoZone, Inc. (a)	383,440
242	Booking Holdings, Inc. (a)	472,275
2,626	Burlington Stores, Inc. (a)	441,641
7,802	Carnival Corporation	479,745
6,554	CBS Corporation - Class B	347,493
1,405	Charter Communications, Inc. - Class A (a)	436,112
9,352	Comcast Corporation - Class A	345,930
4,083	Darden Restaurants, Inc.	473,791
13,290	Discovery, Inc. - Series A (a) +	369,861
3,834	Dollar General Corporation	413,036
3,429	Dollar Tree, Inc. (a)	276,069
1,404	Domino’s Pizza, Inc. +	419,178
3,849	Expedia Group, Inc.	502,295
41,502	Ford Motor Company	393,439
3,696	Genuine Parts Company	369,046
4,875	Hasbro, Inc.	484,136
5,598	Hilton Worldwide Holdings, Inc.	434,517
5,726	Las Vegas Sands Corporation	374,595
5,641	Liberty Broadband Corporation - Class A (a)	456,921
11,914	LKQ Corporation (a)	411,271
3,543	Lululemon Athletica, Inc. (a)	548,918
3,164	McDonald’s Corporation	513,296
5,803	Michael Kors Holdings, Ltd. (a)	421,414
2,305	Mohawk Industries, Inc. (a)	441,615
4,182	NIKE, Inc. - Class B	343,760
138	NVR, Inc. (a) +	368,246
7,549	Omnicom Group, Inc.	523,297
2,638	PVH Corporation	377,656
9,827	Starbucks Corporation	525,253
9,144	Tapestry, Inc.	463,509
4,661	Target Corporation	407,838
3,148	Tiffany & Company +	386,102
5,349	TJX Companies, Inc.	588,230
4,491	Tractor Supply Company	396,465
9,145	Twenty-First Century Fox, Inc. - Class A	415,183
1,880	Ulta Beauty, Inc. (a)	488,800
5,591	V.F. Corporation	515,099
1,442	Vail Resorts, Inc.	429,788
18,121	Viacom, Inc. - Class B	530,582
3,613	Walt Disney Company	404,728
2,517	Whirlpool Corporation	314,575
3,113	Wynn Resorts, Ltd.	461,782
4,818	Yum! Brands, Inc.	418,636
		19,489,849

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Consumer Staples — 14.0%
6,921	Altria Group, Inc.	$405,017
8,985	Archer Daniels Midland Company	452,844
7,156	Brown-Forman Corporation - Class B	373,686
10,477	Bunge, Ltd.	680,796
9,876	Church & Dwight Company, Inc.	558,784
3,239	Clorox Company	469,590
11,727	Coca-Cola Company	522,672
8,135	Colgate-Palmolive Company	540,245
11,953	Conagra Brands, Inc.	439,273
2,782	Constellation Brands, Inc. - Class A	579,212
1,545	Costco Wholesale Corporation	360,186
3,162	Estee Lauder Companies, Inc.	443,059
9,560	General Mills, Inc.	439,856
5,200	Hershey Company	522,704
12,204	Hormel Foods Corporation	477,787
3,729	JM Smucker Company	385,504
6,637	Kellogg Company	476,470
104,592	Keurig Dr Pepper, Inc.	2,384,699
3,946	Kimberly-Clark Corporation	455,921
5,462	Kraft Heinz Company	318,271
12,320	Kroger Company	388,080
6,129	Lamb Weston Holdings, Inc.	414,320
3,722	McCormick & Company, Inc.	464,803
5,331	Molson Coors Brewing Company - Class B	355,791
8,825	Mondelez International, Inc. - Class A	377,004
4,815	PepsiCo, Inc.	539,328
5,662	Philip Morris International, Inc.	441,013
6,604	Procter & Gamble Company	547,802
5,716	Sysco Corporation	427,672
7,103	Tyson Foods, Inc. - Class A	446,139
5,358	Walgreens Boots Alliance, Inc.	367,344
4,391	Walmart, Inc.	420,921
		16,476,793
	Energy — 6.2%
2,584	Andeavor	394,809
12,626	Baker Hughes, a GE Company	416,280
15,141	Cabot Oil & Gas Corporation	360,810
3,201	Chevron Corporation	379,190
4,721	Cimarex Energy Company	398,830
6,300	ConocoPhillips	462,609
3,624	EOG Resources, Inc.	428,466
5,114	Exxon Mobil Corporation	409,989
9,478	Halliburton Company	378,077
6,228	HollyFrontier Corporation	464,111
20,576	Kinder Morgan, Inc.	364,195
6,759	Occidental Petroleum Corporation	539,842
5,828	ONEOK, Inc.	384,123

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Energy (Continued)
3,798	Phillips 66	$450,101
6,062	Schlumberger, Ltd.	382,876
7,066	Targa Resources Corporation	389,125
3,256	Valero Energy Corporation	383,817
13,016	Williams Companies, Inc.	385,143
		7,372,393
	Financials — 9.3%
11,213	Aflac, Inc.	518,489
3,826	Allstate Corporation	384,781
9,218	American International Group, Inc.	490,121
3,232	Aon plc	470,450
19,120	Arch Capital Group, Ltd. (a)	584,498
5,915	Arthur J Gallagher & Company	426,708
7,579	BB&T Corporation	391,531
6,181	Cboe Global Markets, Inc.	623,045
3,121	Chubb, Ltd.	422,084
5,105	Cincinnati Financial Corporation	391,400
2,413	CME Group, Inc.	421,623
2,769	Everest Re Group, Ltd.	617,543
4,567	First Republic Bank/CA	463,962
6,803	Hartford Financial Services Group, Inc.	342,667
5,381	Intercontinental Exchange, Inc.	410,194
7,251	Loews Corporation	364,798
454	Markel Corporation (a)	548,795
5,392	Marsh & McLennan Companies, Inc.	456,325
4,759	Nasdaq, Inc.	454,199
6,906	Progressive Corporation	466,362
2,942	Travelers Companies, Inc.	387,167
7,092	U.S. Bancorp	383,748
2,974	Willis Towers Watson plc	437,981
9,854	XL Group, Ltd.	565,521
		11,023,992
	Health Care — 12.1%
3,497	Aetna, Inc.	700,343
1,587	Anthem, Inc.	420,127
1,432	Becton Dickinson and Company	374,998
7,547	Bristol-Myers Squibb Company	456,972
6,534	Cardinal Health, Inc.	341,009
3,726	Celgene Corporation (a)	351,921
2,985	Centene Corporation (a)	437,243
2,631	Cigna Corporation	495,523
1,415	Cooper Companies, Inc.	361,929
4,437	CVS Health Corporation	333,840
3,555	Danaher Corporation	368,085
5,283	DaVita, Inc. (a)	366,059
10,813	DENTSPLY SIRONA, Inc.	431,655
3,757	Eli Lilly & Company	396,927

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
4,772	Express Scripts Holding Company (a)	$420,031
3,341	HCA Healthcare, Inc.	448,062
4,614	Henry Schein, Inc. (a)	358,416
8,374	Hologic, Inc. (a)	332,950
1,659	Humana, Inc.	552,878
3,232	IQVIA Holdings, Inc. (a)	410,755
3,022	Johnson & Johnson	407,033
2,164	Laboratory Corporation of America Holdings (a)	374,091
2,988	McKesson Corporation	384,705
4,437	Medtronic plc	427,771
6,472	Merck & Company, Inc.	443,914
5,026	Perrigo Company plc	384,539
9,959	Pfizer, Inc.	413,498
3,445	Quest Diagnostics, Inc.	378,881
993	Regeneron Pharmaceuticals, Inc. (a)	403,902
2,021	Stryker Corporation	342,418
1,307	UnitedHealth Group, Inc.	350,877
3,855	Universal Health Services, Inc. - Class B	501,767
3,219	Varian Medical Systems, Inc. (a)	360,592
1,302	WellCare Health Plans, Inc. (a)	393,946
3,089	Zimmer Biomet Holdings, Inc.	381,893
		14,309,550
	Industrials — 10.2%
4,393	CH Robinson Worldwide, Inc.	422,079
6,576	Copart, Inc. (a)	422,903
1,082	CoStar Group, Inc. (a)	478,417
3,509	Equifax, Inc.	470,101
5,671	Fastenal Company	330,960
2,070	General Dynamics Corporation	400,338
31,263	General Electric Company	404,543
2,781	Harris Corporation	451,940
2,485	Honeywell International, Inc.	395,264
8,160	IHS Markit, Ltd. (a)	448,800
3,192	JB Hunt Transport Services, Inc.	385,434
1,889	L3 Technologies, Inc.	403,717
1,430	Lockheed Martin Corporation	458,186
15,736	Nielsen Holdings plc	409,136
1,643	Northrop Grumman Corporation	490,419
2,327	Raytheon Company	464,097
6,098	Republic Services, Inc.	447,349
6,617	Rockwell Collins, Inc.	899,582
2,367	Snap-on, Inc.	418,438
6,016	Southwest Airlines Company	368,781
1,179	TransDigm Group, Inc.	412,650
5,938	TransUnion	447,131
3,085	United Parcel Service, Inc. - Class B	379,085
2,820	United Technologies Corporation	371,394

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Industrials (Continued)
3,439	Verisk Analytics, Inc. (a)	$409,551
964	W.W. Grainger, Inc.	341,323
4,458	Waste Management, Inc.	405,232
4,681	Xylem, Inc.	355,335
		12,092,185
	Information Technology — 10.8%
6,646	Amdocs, Ltd.	433,851
3,030	Broadridge Financial Solutions, Inc.	409,474
5,199	CDW Corporation	455,224
4,650	Check Point Software Technologies, Ltd. (a)	540,283
3,742	Citrix Systems, Inc. (a)	426,663
5,272	Cognizant Technology Solutions Corporation - Class A	413,483
2,114	F5 Networks, Inc. (a)	399,800
4,025	Fidelity National Information Services, Inc.	435,384
16,410	First Data Corporation - Class A (a) +	422,065
5,294	Fiserv, Inc. (a)	423,891
2,200	FleetCor Technologies, Inc. (a)	470,227
2,627	Gartner, Inc. (a)	393,420
4,490	GrubHub, Inc. (a)	647,054
2,502	International Business Machines Corporation	366,493
3,074	Jack Henry & Associates, Inc.	487,044
13,668	Juniper Networks, Inc.	388,581
3,977	Motorola Solutions, Inc.	510,488
9,135	NXP Semiconductors NV (a)	850,834
1,908	Palo Alto Networks, Inc. (a)	441,034
4,820	Paychex, Inc.	353,065
28,719	Snap, Inc. - Class A (a) +	313,037
8,852	SS&C Technologies Holdings, Inc.	525,278
23,748	Symantec Corporation	478,760
4,250	Synopsys, Inc. (a)	434,095
4,125	Total System Services, Inc.	400,703
20,827	Western Union Company	394,047
4,360	Worldpay, Inc. - Class A (a)	424,620
10,256	Zillow Group, Inc. - Class A (a)	493,314
		12,732,212
	Materials — 2.5%
10,739	Ball Corporation	449,749
2,934	Ecolab, Inc.	441,508
2,810	International Flavors & Fragrances, Inc.	366,115
1,910	Martin Marietta Materials, Inc.	379,555
18,521	Newmont Mining Corporation	574,707
810	Sherwin-Williams Company	369,020
3,476	Vulcan Materials Company	385,141
		2,965,795

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Telecommunication Services — 1.0%
14,190	AT&T, Inc.	$453,229
5,531	T-Mobile US, Inc. (a)	365,267
7,394	Verizon Communications, Inc.	402,012
		1,220,508
	Utilities — 17.1%
17,117	Alliant Energy Corporation	733,292
10,350	Ameren Corporation	654,431
12,032	American Electric Power Company, Inc.	863,055
6,455	American Water Works Company, Inc.	565,006
7,030	Atmos Energy Corporation	648,377
19,283	CenterPoint Energy, Inc.	535,875
14,220	CMS Energy Corporation	700,193
9,087	Consolidated Edison, Inc.	717,237
10,551	Dominion Energy, Inc.	746,693
6,663	DTE Energy Company	740,526
11,219	Duke Energy Corporation	911,432
7,585	Edison International	498,562
7,920	Entergy Corporation	662,033
11,155	Evergy, Inc.	636,393
9,520	Eversource Energy	594,334
15,559	Exelon Corporation	680,084
20,406	FirstEnergy Corporation	762,776
4,351	NextEra Energy, Inc.	740,105
26,074	NiSource, Inc.	705,823
12,584	NRG Energy, Inc.	445,348
11,599	PG&E Corporation	535,642
7,654	Pinnacle West Capital Corporation	601,222
20,497	PPL Corporation	609,581
12,533	Public Service Enterprise Group, Inc.	656,103
6,583	Sempra Energy	764,154
20,776	Southern Company	909,573
11,178	UGI Corporation	604,171
19,339	Vistra Energy Corporation (a)	455,240
10,083	WEC Energy Group, Inc.	681,409
15,833	Xcel Energy, Inc.	760,776
		20,119,446
	TOTAL COMMON STOCKS (Cost $110,755,161)	117,802,723

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
89,767	Invesco Short-Term Investments Trust - Government &
	Agency Portfolio, Institutional Class, 1.85%*	89,767
	TOTAL SHORT-TERM INVESTMENTS (Cost $89,767)	89,767

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.7%
	Money Market Funds — 1.7%
1,949,669	First American Government Obligations Fund, Class Z, 1.80% *	$1,949,669
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
	(Cost $1,949,669)	1,949,669

	Total Investments (Cost $112,794,597) — 101.5%	119,842,159
	Liabilities in Excess of Other Assets — (1.5)%	(1,741,184)
	TOTAL NET ASSETS — 100.0%	$118,100,975

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
+	All or a portion of this security is on loan as of August 31, 2018. The total value of securities on loan is $1,891,609.
*	Rate shown is the annualized seven-day yield as of August 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Risk-Based International Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.4%
	AUSTRALIA — 6.2%
	Consumer Staples — 1.0%
13,399	Wesfarmers, Ltd.	$498,560
32,829	Woolworths Group, Ltd.	671,899
		1,170,459
	Financials — 3.1%
22,860	Australia & New Zealand Banking Group, Ltd.	487,706
8,985	Commonwealth Bank of Australia	462,915
96,302	Insurance Australia Group, Ltd.	537,665
28,752	National Australia Bank, Ltd.	589,912
76,973	QBE Insurance Group, Ltd.	612,894
45,628	Suncorp Group, Ltd.	511,143
26,166	Westpac Banking Corporation	540,071
		3,742,306
	Industrials — 0.5%
81,064	Brambles, Ltd.	643,123

	Materials — 1.1%
66,251	Amcor, Ltd.	685,154
43,842	Newcrest Mining, Ltd.	614,791
		1,299,945
	Telecommunication Services — 0.5%
257,939	Telstra Corporation, Ltd.	578,280
		7,434,113
	AUSTRIA — 0.9%
	Financials — 0.4%
12,487	Erste Group Bank AG	497,893

	Industrials — 0.5%
9,296	ANDRITZ AG	551,608
		1,049,501
	BELGIUM — 2.0%
	Consumer Staples — 0.9%
4,495	Anheuser-Busch InBev SA/NV	421,792
10,521	Colruyt SA	626,745
		1,048,537
	Financials — 0.4%
10,206	Ageas	529,371

	Health Care — 0.4%
4,668	UCB SA	427,761

	Telecommunication Services — 0.3%
18,042	Proximus SADP	416,582
		2,422,251

	BERMUDA — 0.4%
	Financials — 0.4%
2,916	HAL Trust	511,627
		511,627

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	CHINA — 1.5%
	Energy — 0.8%
185,500	China Shenhua Energy Company, Ltd. - H-Shares	$413,593
730,000	PetroChina Company, Ltd. - H-Shares	543,159
		956,752
	Financials — 0.7%
859,000	Bank of China, Ltd. - H-Shares	386,331
196,000	China Life Insurance Company, Ltd. - H-Shares	442,997
		829,328
		1,786,080
	DENMARK — 3.5%
	Consumer Discretionary — 0.5%
10,728	Pandora AS +	642,414

	Consumer Staples — 0.5%
5,327	Carlsberg AS - Series B	651,784

	Financials — 0.5%
19,499	Danske Bank AS	574,995

	Health Care — 0.8%
4,021	Coloplast AS - Series B	431,368
9,736	Novo Nordisk AS - Series B	478,246
		909,614

	Industrials — 0.8%
12,475	ISS AS	436,497
7,476	Vestas Wind Systems AS	522,116
		958,613
	Utilities — 0.4%
7,302	Orsted AS	462,671
		4,200,091
	FINLAND — 0.8%
	Financials — 0.4%
9,233	Sampo Oyj - Series A	473,424

	Industrials — 0.4%
8,102	Kone OYJ - Series B	438,433
		911,857

	FRANCE — 6.3%
	Consumer Discretionary — 1.8%
9,813	Accor SA	492,089
3,367	Cie Generale des Etablissements Michelin SCA	399,388
759	Hermes International	494,708
6,032	Publicis Groupe SA	388,106
4,451	Sodexo SA +	464,634
		2,238,925

	Consumer Staples — 1.2%
5,417	Danone SA	427,446
1,827	L’Oreal SA	439,383

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
	Consumer Staples (Continued)
3,441	Pernod Ricard SA	$544,487
		1,411,316
	Financials — 0.4%
18,718	AXA SA	473,569

	Health Care — 0.8%
3,223	Essilor International Cie Generale d’Optique SA	466,118
5,374	Sanofi	460,755
		926,873
	Industrials — 1.1%
3,781	Teleperformance	728,063
3,837	Thales SA	541,746
		1,269,809
	Telecommunication Services — 0.3%
25,699	Orange SA	417,114

	Utilities — 0.7%
27,123	Engie SA	398,571
18,071	Veolia Environnement SA	381,823
		780,394
		7,518,000

	GERMANY — 14.4%
	Consumer Discretionary — 2.5%
2,285	adidas AG	571,330
6,372	Bayerische Motoren Werke AG	618,384
2,310	Continental AG	424,786
8,877	Daimler AG	575,288
14,516	ProSiebenSat.1 Media SE	383,218
7,654	Zalando SE (a)	403,592
		2,976,598
	Consumer Staples — 0.5%
4,954	Beiersdorf AG	578,124

	Financials — 1.9%
2,044	Allianz SE	436,729
5,596	Deutsche Boerse AG	774,798
3,736	Hannover Rueck SE	514,228
2,331	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	503,909
		2,229,664
	Health Care — 1.5%
3,958	Bayer AG	370,159
5,002	Fresenius Medical Care AG & Company KGaA	507,835
5,298	Fresenius SE & Company KGaA	405,481
4,509	Merck KGaA	474,676
		1,758,151
	Industrials — 1.7%
22,696	Deutsche Lufthansa AG	593,886

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
	Industrials (Continued)
13,546	Deutsche Post AG	$495,043
2,077	MTU Aero Engines AG	456,491
3,447	Siemens AG	449,103
		1,994,523
	Information Technology — 1.3%
10,061	Delivery Hero SE (a)	555,563
18,099	Infineon Technologies AG	461,593
4,358	SAP SE	525,406
		1,542,562
	Materials — 1.6%
4,899	BASF SE	454,230
6,373	HeidelbergCement AG	508,517
2,888	Linde AG	583,829
4,304	Symrise AG	402,918
		1,949,494
	Real Estate — 1.4%
11,176	Deutsche Wohnen SE	566,160
4,236	LEG Immobilien AG	518,238
11,600	Vonovia SE	596,412
		1,680,810
	Telecommunication Services — 0.4%
30,619	Deutsche Telekom AG	495,544

	Utilities — 1.6%
48,593	E.ON SE	519,016
12,070	Innogy SE	525,362
16,696	RWE AG	424,452
15,464	Uniper SE	473,557
		1,942,387
		17,147,857
	HONG KONG — 2.9%
	Financials — 0.4%
59,600	AIA Group, Ltd.	514,075

	Industrials — 1.2%
22,700	Jardine Matheson Holdings, Ltd.	1,432,824

	Real Estate — 1.3%
217,700	Hongkong Land Holdings, Ltd.	1,506,484
		3,453,383
	IRELAND — 2.1%
	Consumer Discretionary — 0.4%
5,132	Paddy Power Betfair plc	467,922

	Consumer Staples — 0.5%
5,026	Kerry Group plc - Series A	574,539

	Health Care — 0.3%
7,092	Shire plc	414,663
The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	IRELAND (Continued)
	Industrials — 0.9%
12,152	Kingspan Group plc	$591,850
25,509	Ryanair Holdings plc (a)	421,302
		1,013,152
	ITALY — 0.7%
	Consumer Discretionary — 0.4%
7,183	Luxottica Group SpA	477,373

	Utilities — 0.3%
75,531	Terna Rete Elettrica Nazionale SpA	397,744
		875,117
	JAPAN — 28.1%
	Consumer Discretionary — 4.8%
11,100	Dentsu, Inc.	519,538
78,500	Nissan Motor Company, Ltd.	736,259
4,400	Nitori Holdings Company, Ltd.	669,414
4,800	Oriental Land Company, Ltd.	515,345
28,900	Sekisui House, Ltd.	472,653
6,500	Shimano, Inc.	1,004,735
23,900	Subaru Corporation	711,493
9,400	Suzuki Motor Corporation	612,905
7,700	Toyota Motor Corporation	481,228
		5,723,570
	Consumer Staples — 4.0%
24,100	Aeon Company, Ltd. +	523,034
31,100	Ajinomoto Company, Inc.	528,968
9,100	Asahi Group Holdings, Ltd.	411,894
26,200	Japan Tobacco, Inc.	690,412
6,200	Kao Corporation	482,256
7,500	MEIJI Holdings Company, Ltd.	499,166
14,000	Seven & i Holdings Company, Ltd.	571,313
100	Shiseido Company, Ltd.	7,056
17,400	Unicharm Corporation	569,931
6,500	Yakult Honsha Company, Ltd.	463,092
		4,747,122
	Financials — 4.5%
29,100	Dai-ichi Life Holdings, Inc.	555,573
28,800	Japan Exchange Group, Inc.	508,549
83,100	Japan Post Holdings Company, Ltd.	989,240
365,400	Mizuho Financial Group, Inc.	642,913
20,200	MS&AD Insurance Group Holdings, Inc.	622,113
12,200	Sompo Holdings, Inc.	521,953
13,700	Sumitomo Mitsui Financial Group, Inc.	541,279
33,400	T&D Holdings, Inc.	508,899
10,900	Tokio Marine Holdings, Inc.	514,797
		5,405,316

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
	Health Care — 2.3%
35,500	Astellas Pharma, Inc.	$602,525
13,100	Olympus Corporation	534,585
27,800	ONO Pharmaceutical Company, Ltd.	732,075
10,200	Otsuka Holdings Company, Ltd.	479,345
11,000	Takeda Pharmaceutical Company, Ltd.	461,586
		2,810,116
	Industrials — 6.8%
17,700	ANA Holdings, Inc.	614,396
2,700	Central Japan Railway Company	543,361
5,500	East Japan Railway Company	498,737
12,500	Hankyu Hanshin Holdings, Inc.	446,972
20,300	Japan Airlines Company, Ltd.	733,205
72,600	Marubeni Corporation	596,854
17,700	Mitsubishi Corporation	506,170
15,100	Mitsubishi Heavy Industries, Ltd.	561,867
32,000	Mitsui & Company, Ltd.	534,608
6,100	Secom Company, Ltd.	503,084
29,600	Sumitomo Corporation	481,432
29,600	Tokyu Corporation	489,040
177,000	Toshiba Corporation (a)	529,954
7,300	West Japan Railway Company	490,858
22,400	Yamato Holdings Company, Ltd.	667,445
		8,197,983
	Information Technology — 0.9%
17,800	Canon, Inc.	571,956
67,000	Fujitsu, Ltd.	491,299
		1,063,255

	Materials — 1.2%
21,600	JFE Holdings, Inc.	473,647
22,300	Nippon Steel & Sumitomo Metal Corporation	449,580
63,400	Toray Industries, Inc.	476,679
		1,399,906
	Real Estate — 0.5%
4,100	Daito Trust Construction Company, Ltd.	615,638

	Telecommunication Services — 1.4%
15,700	KDDI Corporation	416,411
12,700	Nippon Telegraph & Telephone Corporation	566,939
26,300	NTT DOCOMO, Inc.	684,272
		1,667,622
	Utilities — 1.7%
36,900	Chubu Electric Power Company, Inc.	537,602
35,700	Kansai Electric Power Company, Inc.	512,714
25,800	Osaka Gas Company, Ltd.	482,914
19,300	Tokyo Gas Company, Ltd.	458,285
		1,991,515
		33,622,043

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	LUXEMBOURG — 0.4%
	Real Estate — 0.4%
59,788	Aroundtown SA	$534,592
		534,592
	NETHERLANDS — 2.2%
	Consumer Staples — 1.1%
4,364	Heineken Holding NV	416,862
4,308	Heineken NV	426,750
22,393	Koninklijke Ahold Delhaize NV	546,094
		1,389,706
	Industrials — 0.4%
7,281	Wolters Kluwer NV	462,539

	Materials — 0.4%
5,026	Akzo Nobel NV	470,859

	Telecommunication Services — 0.3%
134,931	Koninklijke KPN NV	345,538
		2,668,642
	NORWAY — 1.2%
	Consumer Staples — 0.5%
26,170	Marine Harvest ASA +	566,886

	Materials — 0.3%
75,317	Norsk Hydro ASA	417,082

	Telecommunication Services — 0.4%
22,563	Telenor ASA	426,562
		1,410,530
	PORTUGAL — 0.7%
	Consumer Discretionary — 0.4%
74,101	NOS SGPS SA	423,838

	Utilities — 0.3%
104,040	EDP - Energias de Portugal SA	407,333
		831,171
	SINGAPORE — 1.8%
	Financials — 0.8%
25,600	DBS Group Holdings, Ltd.	466,202
23,900	United Overseas Bank, Ltd.	472,051
		938,253
	Real Estate — 0.5%
220,700	CapitaLand, Ltd.	552,535
	Telecommunication Services — 0.5%
290,700	Singapore Telecommunications, Ltd.	685,347
		2,176,135
	SPAIN — 1.9%
	Consumer Discretionary — 0.4%
14,651	Industria de Diseno Textil SA	444,058

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	SPAIN (Continued)
	Industrials — 0.3%
18,537	Ferrovial SA	$401,698

	Utilities — 1.2%
55,584	EDP Renovaveis SA	552,619
16,067	Naturgy Energy Group SA +	432,389
18,159	Red Electrica Corporation SA	382,415
		1,367,423
		2,213,179
	SWEDEN — 2.9%
	Consumer Discretionary — 0.3%
29,751	Hennes & Mauritz AB - Series B +	401,241

	Financials — 1.1%
40,617	Nordea Bank AB	439,225
36,459	Svenska Handelsbanken AB - Series A	442,347
19,270	Swedbank AB - Series A	448,824
		1,330,396
	Industrials — 0.4%
20,526	Assa Abloy AB - Series B	418,767

	Information Technology — 0.7%
7,448	Hexagon AB - Series B	442,815
51,920	Telefonaktiebolaget LM Ericsson - Series B	438,366
		881,181
	Telecommunication Services — 0.4%
92,809	Telia Company AB	412,013
		3,443,598
	SWITZERLAND — 4.3%
	Consumer Staples — 1.2%
9	Chocoladefabriken Lindt & Spruengli AG	794,746
6,908	Nestle SA	581,298
		1,376,044
	Financials — 0.8%
5,513	Swiss Re AG	496,860
1,471	Zurich Insurance Group AG	449,012
		945,872
	Health Care — 0.8%
4,272	Novartis AG	355,065
2,546	Roche Holding AG	633,933
		988,998
	Industrials — 1.1%
1,091	Geberit AG	497,273
1,828	Schindler Holding AG - Participation Certificate	437,011
165	SGS SA	435,575
		1,369,859

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
	Materials — 0.4%
205	Givaudan SA	$499,834
		5,180,607
	UNITED KINGDOM — 13.7%
	Consumer Discretionary — 5.1%
15,887	Burberry Group plc	461,714
27,071	Compass Group plc	583,550
52,537	Informa plc	520,604
116,041	Kingfisher plc	412,504
6,939	Next plc	496,042
37,540	Pearson plc	447,623
14,507	Persimmon plc	458,753
58,128	Sky plc	1,163,875
9,156	Whitbread plc	546,947
		5,091,612
	Consumer Staples — 3.0%
14,926	Associated British Foods plc	444,067
8,433	British American Tobacco plc	407,905
13,716	Diageo plc	480,358
13,876	Imperial Brands plc	494,889
93,727	J Sainsbury plc	394,945
5,014	Reckitt Benckiser Group plc	427,446
161,297	Tesco plc	516,776
8,250	Unilever plc	470,951
		3,637,337
	Financials — 1.3%
52,547	HSBC Holdings plc	456,844
672,631	Lloyds Banking Group plc	518,431
68,205	RSA Insurance Group plc	559,909
		1,535,184
	Health Care — 1.2%
6,096	AstraZeneca plc	459,153
22,599	GlaxoSmithKline plc	458,336
25,220	Smith & Nephew plc	444,984
		1,362,473
	Industrials — 1.6%
59,592	BAE Systems plc	469,375
16,127	Bunzl plc	502,646
18,641	Experian plc	465,189
23,143	RELX NV	513,762
23,483	RELX plc	521,926
30,507	Rolls-Royce Holdings plc	398,497
		2,871,395
	Telecommunication Services — 0.3%
144,540	BT Group plc	408,326

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

 Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
	Utilities — 1.2%
269,275	Centrica plc	$501,535
44,439	National Grid plc	467,852
28,682	SSE plc	467,110
		1,436,497
		16,342,824
	UNITED STATES — 0.5%
	Consumer Discretionary — 0.5%
9,692	Carnival plc	583,374
		583,374
	TOTAL COMMON STOCKS (Cost $119,449,952)	118,786,848

	SHORT-TERM INVESTMENTS — 0.3%
	Money Market Funds — 0.3%
363,857	Invesco Short-Term Investments Trust - Government &
	Agency Portfolio, Institutional Class, 1.85% *	363,857
	TOTAL SHORT-TERM INVESTMENTS (Cost $363,857)	363,857

Principal
Amount	INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — 1.9%
	Repurchase Agreements — 1.9%
$524,943	Citigroup Global Markets, Inc. - 1.97%, dated 08/31/2018, matures 09/04/2018, repurchase
	price $524,971 (collateralized by various U.S. government obligations: Total Value $535,442)	524,943
155,499	Merrill Lynch, Pierce, Fenner & Smith, Inc. - 1.95%, dated 08/31/2018, matures 09/04/2018, repurchase
	price $155,507 (collateralized by various U.S. government obligations: Total Value $158,609)	155,499
524,943	Mizuho Securities USA LLC - 1.97%, dated 08/31/2018, matures 09/04/2018, repurchase
	price $524,971 (collateralized by various U.S. government obligations: Total Value $535,442)	524,943
524,943	Nomura Securities International, Inc. - 1.97%, dated 08/31/2018, matures 09/04/2018, repurchase
	price $524,971 (collateralized by various U.S. government obligations: Total Value $535,442)	524,943
524,943	RBC Dominion Securities, Inc. - 1.97%, dated 08/31/2018, matures 09/04/2018, repurchase
	price $524,971 (collateralized by various U.S. government obligations: Total Value $535,442)	524,943
	TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL
	(Cost $2,255,271)	2,255,271

	Total Investments (Cost $122,069,080) — 101.6%	121,405,976
	Liabilities in Excess of Other Assets — (1.6)%	(1,855,874)
	TOTAL NET ASSETS — 100.0%	$119,550,102

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
+	All or a portion of this security is on loan as of August 31, 2018. The total value of securities on loan is $1,678,485.
*	Rate shown is the annualized seven-day yield as of August 31, 2018.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification U.S. Core Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Consumer Discretionary — 22.9%
2,023	Adient plc - ADR	$87,576
4,905	Advance Auto Parts, Inc.	804,567
963	Amazon.com, Inc. (a)	1,938,241
314	Aptiv plc	27,635
1,115	Aramark	45,804
400	Autoliv, Inc.	35,636
847	AutoZone, Inc. (a)	649,547
18,153	Best Buy Company, Inc.	1,444,254
217	Booking Holdings, Inc. (a)	423,486
1,218	Burlington Stores, Inc. (a)	204,843
3,000	Caesars Entertainment Corporation (a) +	30,600
415	CarMax, Inc. (a)	32,391
1,989	Carnival Corporation	122,304
1,674	CBS Corporation - Class B	88,755
892	Charter Communications, Inc. - Class A (a)	276,877
2,079	Chipotle Mexican Grill, Inc. (a) +	987,900
10,552	Comcast Corporation - Class A	390,318
869	Darden Restaurants, Inc.	100,839
3,084	Discovery, Inc. - Class C (a)	79,074
1,055	DISH Network Corporation - Class A (a)	37,294
11,942	Dollar General Corporation	1,286,511
3,776	Dollar Tree, Inc. (a)	304,006
454	Domino’s Pizza, Inc.	135,546
343	D.R. Horton, Inc.	15,267
3,049	Expedia Group, Inc.	397,895
9,933	Foot Locker, Inc.	489,697
13,917	Gap, Inc.	422,381
493	Garmin, Ltd.	33,593
5,262	General Motors Company	189,695
634	Genuine Parts Company	63,305
675	Goodyear Tire & Rubber Company	15,316
18,421	H&R Block, Inc.	498,472
1,517	Hanesbrands, Inc.	26,608
769	Harley-Davidson, Inc.	32,775
1,820	Hasbro, Inc.	180,744
434	Hilton Worldwide Holdings, Inc.	33,687
1,741	Interpublic Group of Companies, Inc.	40,652
8,957	Kohl’s Corporation	708,588
3,282	L Brands, Inc.	86,743
1,483	Las Vegas Sands Corporation	97,018
1,211	Liberty Broadband Corporation - Class C (a)	98,200
2,752	Liberty Global plc - Class A (a)	73,781
3,234	Liberty Global plc - Class C (a)	83,728
5,391	Liberty Media Corporation-Liberty Formula One - Series C (a)	199,251
929	Liberty Media Corporation-Liberty SiriusXM - Series C (a)	43,700
665	Live Nation Entertainment, Inc. (a)	33,037
1,227	LKQ Corporation (a)	42,356
2,803	Lowe’s Companies, Inc.	304,826

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Consumer Discretionary (Continued)
8,319	Lululemon Athletica, Inc. (a)	$1,288,862
16,827	Macy’s, Inc.	615,027
30,520	Mattel, Inc. (a) +	470,924
3,339	McDonald’s Corporation	541,686
2,156	MGM Resorts International	62,502
12,369	Michael Kors Holdings, Ltd. (a)	898,237
102	Mohawk Industries, Inc. (a)	19,542
3,866	Netflix, Inc. (a)	1,421,451
15,834	Newell Brands, Inc.	343,914
5,686	NIKE, Inc. - Class B	467,389
517	Nordstrom, Inc. +	32,493
645	Norwegian Cruise Line Holdings, Ltd. (a)	34,578
30	NVR, Inc. (a)	80,054
1,017	Omnicom Group, Inc.	70,498
1,146	O’Reilly Automotive, Inc. (a)	384,391
274	Polaris Industries, Inc.	29,715
368	PVH Corporation	52,683
1,998	Qurate Retail, Inc. (a)	41,538
233	Ralph Lauren Corporation	30,945
1,722	Ross Stores, Inc.	164,933
585	Royal Caribbean Cruises, Ltd.	71,709
376	Service Corporation International	15,777
2,526	ServiceMaster Global Holdings, Inc. (a)	152,242
5,714	Sirius XM Holdings, Inc. +	40,569
6,090	Starbucks Corporation	325,511
1,223	Tapestry, Inc.	61,994
3,337	Target Corporation	291,988
540	Tesla, Inc. (a) +	162,896
1,269	Tiffany & Company +	155,643
2,681	TJX Companies, Inc.	294,830
5,145	Tractor Supply Company	454,201
1,800	Ulta Beauty, Inc. (a)	468,000
1,607	V.F. Corporation	148,053
146	Vail Resorts, Inc.	43,515
400	Veoneer, Inc. (a)	19,976
27,481	Viacom, Inc. - Class B	804,645
5,435	Walt Disney Company	608,830
249	Whirlpool Corporation	31,120
415	Wyndham Hotels & Resorts, Inc.	23,551
6,822	Wynn Resorts, Ltd.	1,011,976
1,780	Yum China Holdings, Inc.	68,850
1,085	Yum! Brands, Inc.	94,276
		26,146,833
	Consumer Staples — 10.6%
2,431	Archer Daniels Midland Company	122,522
1,511	Brown-Forman Corporation - Class B	78,904
11,932	Bunge, Ltd.	775,342

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Consumer Staples (Continued)
16,810	Campbell Soup Company +	$663,155
1,843	Church & Dwight Company, Inc.	104,277
6,748	Clorox Company	978,324
16,227	Coca-Cola Company	723,238
2,108	Coca-Cola European Partners plc	89,885
5,488	Colgate-Palmolive Company	364,458
5,700	Conagra Brands, Inc.	209,475
2,192	Constellation Brands, Inc. - Class A	456,374
1,838	Costco Wholesale Corporation	428,493
36,841	Coty, Inc. - Class A	455,355
1,085	Estee Lauder Companies, Inc.	152,030
2,597	General Mills, Inc.	119,488
1,514	Hershey Company	152,187
1,426	Hormel Foods Corporation	55,828
317	Ingredion, Inc.	32,039
1,766	JM Smucker Company	182,569
1,915	Kellogg Company	137,478
1,638	Kimberly-Clark Corporation	189,255
2,849	Kraft Heinz Company	166,011
51,434	Kroger Company	1,620,171
697	Lamb Weston Holdings, Inc.	47,117
550	McCormick & Company, Inc.	68,684
875	Molson Coors Brewing Company - Class B	58,398
4,750	Mondelez International, Inc. - Class A	202,920
7,562	Monster Beverage Corporation (a)	460,450
6,014	PepsiCo, Inc.	673,628
548	Pinnacle Foods, Inc.	36,398
10,687	Procter & Gamble Company	886,487
2,180	Sysco Corporation	163,108
16,610	Tyson Foods, Inc. - Class A	1,043,275
919	US Foods Holding Corporation (a)	29,950
3,597	Walgreens Boots Alliance, Inc.	246,610
		12,173,883
	Energy — 4.3%
2,429	Anadarko Petroleum Corporation	156,428
2,142	Apache Corporation	93,884
9,322	Baker Hughes, a GE Company	307,346
8,546	Cabot Oil & Gas Corporation	203,651
928	Cheniere Energy, Inc. (a)	62,111
1,243	Chevron Corporation	147,246
428	Cimarex Energy Company	36,157
658	Concho Resources, Inc. (a)	90,245
5,231	ConocoPhillips	384,112
4,051	Devon Energy Corporation	173,909
496	Diamondback Energy, Inc.	60,056
459	Energen Corporation (a)	35,595
2,565	EOG Resources, Inc.	303,260

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Energy (Continued)
1,123	EQT Corporation	$57,295
3,781	Halliburton Company	150,824
470	Helmerich & Payne, Inc.	30,818
1,359	Hess Corporation	91,515
1,296	HollyFrontier Corporation	96,578
24,183	Marathon Oil Corporation	520,177
1,692	National Oilwell Varco, Inc.	79,642
1,442	Newfield Exploration Company (a)	39,338
5,774	Noble Energy, Inc.	171,603
3,247	Occidental Petroleum Corporation	259,338
1,481	ONEOK, Inc.	97,613
8,786	Parsley Energy, Inc. - Class A (a)	243,987
1,064	Pioneer Natural Resources Company	185,881
6,160	Schlumberger, Ltd.	389,066
1,037	Targa Resources Corporation	57,108
1,782	Valero Energy Corporation	210,062
3,824	Williams Companies, Inc.	113,152
1,686	WPX Energy, Inc. (a)	32,152
		4,880,149
	Financials — 5.5%
3,013	Aflac, Inc.	139,321
26,265	AGNC Investment Corporation #	499,560
68	Alleghany Corporation	42,961
1,544	Allstate Corporation	155,280
1,820	Ally Financial, Inc.	48,922
1,227	American Express Company	130,037
329	American Financial Group, Inc.	36,637
4,019	American International Group, Inc.	213,690
87,574	Annaly Capital Management, Inc. #	930,036
904	Aon plc	131,586
2,497	Arch Capital Group, Ltd. (a)	76,333
310	Arthur J. Gallagher & Company	22,363
538	Bank OZK	21,767
716	BB&T Corporation	36,989
1,080	Brown & Brown, Inc.	32,918
4,444	Cboe Global Markets, Inc.	447,956
1,842	Chubb, Ltd.	249,112
727	Cincinnati Financial Corporation	55,739
543	CIT Group, Inc.	29,452
1,443	CME Group, Inc.	252,135
261	Cullen/Frost Bankers, Inc. +	28,942
1,452	Everest Re Group, Ltd.	323,826
171	FactSet Research Systems, Inc.	39,226
967	Fidelity National Financial, Inc.	38,777
3,126	Fifth Third Bancorp	91,998
474	First American Financial Corporation	26,952
1,430	First Horizon National Corporation	26,341

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Financials (Continued)
707	First Republic Bank/CA	$71,824
1,666	Hartford Financial Services Group, Inc.	83,916
2,518	Huntington Bancshares, Inc.	40,817
2,583	Intercontinental Exchange, Inc.	196,902
960	Janus Henderson Group plc	27,120
1,593	KeyCorporation	33,565
324	M&T Bank Corporation +	57,397
69	Markel Corporation (a)	83,407
1,003	MarketAxess Holdings, Inc.	190,389
1,758	Marsh & McLennan Companies, Inc.	148,780
2,650	MetLife, Inc.	121,609
541	Nasdaq, Inc.	51,633
2,109	New York Community Bancorp, Inc.	22,714
336	PNC Financial Services Group, Inc.	48,229
2,712	Progressive Corporation	183,141
5,222	Regions Financial Corporation	101,620
129	Reinsurance Group of America, Inc.	18,428
241	Signature Bank (a)	27,893
1,234	Starwood Property Trust, Inc. #	27,185
121	SVB Financial Group (a)	39,053
1,081	Synchrony Financial	34,235
998	TD Ameritrade Holding Corporation	58,453
1,205	Travelers Companies, Inc.	158,578
935	Unum Group	34,483
781	Voya Financial, Inc.	39,105
2,467	Wells Fargo & Company	144,270
556	Willis Towers Watson plc	81,882
436	WR Berkley Corporation	34,121
878	Zions Bancorporation	46,789
		6,336,394
	Health Care — 19.7%
6,524	AbbVie, Inc.	626,174
1,376	Aetna, Inc.	275,572
1,337	Alexion Pharmaceuticals, Inc. (a)	163,435
4,746	Alkermes plc (a)	212,811
1,440	Allergan plc	276,062
7,431	Alnylam Pharmaceuticals, Inc. (a)	911,561
693	AmerisourceBergen Corporation	62,349
1,174	Anthem, Inc.	310,793
2,796	athenahealth, Inc. (a)	430,304
998	Becton Dickinson and Company	261,346
907	Biogen, Inc. (a)	320,615
465	BioMarin Pharmaceutical, Inc. (a)	46,491
753	Bluebird Bio, Inc. (a)	126,730
16,330	Bristol-Myers Squibb Company	988,782
1,449	Cardinal Health, Inc.	75,623
3,343	Celgene Corporation (a)	315,746

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
747	Centene Corporation (a)	$109,421
1,640	Cerner Corporation (a)	106,780
1,142	Cigna Corporation	215,084
236	Cooper Companies, Inc.	60,364
4,313	CVS Health Corporation	324,510
1,916	DaVita, Inc. (a)	132,760
1,128	DENTSPLY SIRONA, Inc.	45,030
7,290	DexCom, Inc. (a)	1,052,530
6,446	Edwards Lifesciences Corporation (a)	929,771
4,318	Eli Lilly & Company	456,197
5,260	Exact Sciences Corporation (a)	393,921
24,819	Exelixis, Inc. (a)	466,349
2,590	Express Scripts Holding Company (a)	227,972
5,793	Gilead Sciences, Inc.	438,704
5,123	HCA Healthcare, Inc.	687,046
450	Henry Schein, Inc. (a)	34,956
1,323	Hologic, Inc. (a)	52,602
5,525	Humana, Inc.	1,841,261
350	ICON plc (a)	52,157
830	Illumina, Inc. (a)	294,509
753	Incyte Corporation (a)	55,654
2,742	Intuitive Surgical, Inc. (a)	1,535,520
5,696	Ionis Pharmaceuticals, Inc. (a)	260,250
578	IQVIA Holdings, Inc. (a)	73,458
282	Jazz Pharmaceuticals plc (a)	48,199
4,988	Johnson & Johnson	671,834
872	McKesson Corporation	112,270
2,958	Medtronic plc	285,181
11,431	Merck & Company, Inc.	784,052
2,071	Mylan NV (a)	81,038
8,324	Nektar Therapeutics (a)	553,463
4,508	Neurocrine Biosciences, Inc. (a)	554,259
8,958	Perrigo Company plc	685,377
14,999	Pfizer, Inc.	622,758
138	Quest Diagnostics, Inc.	15,177
383	Regeneron Pharmaceuticals, Inc. (a)	155,785
385	ResMed, Inc.	42,893
3,835	Sage Therapeutics, Inc. (a)	629,937
473	Seattle Genetics, Inc. (a)	36,307
238	Stryker Corporation	40,324
3,643	UnitedHealth Group, Inc.	978,000
2,095	Universal Health Services, Inc. - Class B	272,685
427	Varian Medical Systems, Inc. (a)	47,833
499	Veeva Systems, Inc. - Class A (a)	52,076
649	Vertex Pharmaceuticals, Inc. (a)	119,676
1,040	WellCare Health Plans, Inc. (a)	314,673
311	West Pharmaceutical Services, Inc.	36,403
964	Zimmer Biomet Holdings, Inc.	119,179
The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
266	Zoetis, Inc.	$24,100
		22,534,679
	Industrials — 4.8%
1,001	3M Company	211,131
518	AerCap Holdings (a)	29,510
882	Alaska Air Group, Inc.	59,526
353	Allegion plc	30,789
603	Allison Transmission Holdings, Inc.	29,945
1,771	American Airlines Group, Inc.	71,690
1,349	Arconic, Inc.	30,191
271	Carlisle Companies, Inc.	34,366
2,206	CH Robinson Worldwide, Inc.	211,952
407	Copart, Inc. (a)	26,174
156	CoStar Group, Inc. (a)	68,977
3,523	CSX Corporation	261,265
191	Cummins, Inc.	27,084
1,232	Deere & Company	177,162
311	Delta Air Lines, Inc.	18,187
620	Donaldson Company, Inc.	31,372
1,031	Equifax, Inc.	138,123
790	Expeditors International of Washington, Inc.	57,891
1,303	Fastenal Company	76,043
579	Flowserve Corporation +	30,177
35,120	General Electric Company	454,452
828	HD Supply Holdings, Inc. (a)	37,749
379	Hexcel Corporation	25,059
171	Hubbell, Inc.	21,608
1,563	IHS Markit, Ltd. (a)	85,965
398	JB Hunt Transport Services, Inc.	48,059
1,427	JetBlue Airways Corporation (a)	27,227
918	Johnson Controls International plc	34,672
435	Kansas City Southern	50,443
571	KAR Auction Services, Inc.	35,796
6,135	Knight-Swift Transportation Holdings, Inc.	209,388
976	Middleby Corporation (a)	118,623
1,509	Nielsen Holdings plc	39,234
221	Nordson Corporation	30,723
329	Oshkosh Corporation	23,116
464	Owens Corning	26,272
1,055	Republic Services, Inc.	77,395
263	Snap-on, Inc.	46,493
2,418	Southwest Airlines Company	148,224
481	Spirit AeroSystems Holdings, Inc. - Class A	41,126
7,552	Stericycle, Inc. (a)	465,882
229	TransDigm Group, Inc.	80,150
776	TransUnion	58,433
1,573	Union Pacific Corporation	236,925
1,157	United Continental Holdings, Inc. (a)	101,145

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Industrials (Continued)
3,066	United Parcel Service, Inc. - Class B	$376,751
137	Verisk Analytics, Inc. (a)	16,315
1,911	W.W. Grainger, Inc.	676,627
393	Wabtec Corporation	42,570
1,734	Waste Management, Inc.	157,621
797	Xylem, Inc.	60,500
		5,476,098
	Information Technology — 14.7%
3,042	Activision Blizzard, Inc.	219,328
49,635	Advanced Micro Devices, Inc. (a)	1,249,314
1,750	Akamai Technologies, Inc. (a)	131,495
213	Alliance Data Systems Corporation	50,818
314	Alphabet, Inc. - Class A (a)	386,785
332	Alphabet, Inc. - Class C (a)	404,439
708	Amdocs, Ltd.	46,218
142	ANSYS, Inc. (a)	26,409
8,119	Apple, Inc.	1,848,128
247	Arista Networks, Inc. (a)	73,848
894	Atlassian Corporation plc (a)	80,469
770	Automatic Data Processing, Inc.	112,998
662	Booz Allen Hamilton Holding Corporation	33,868
229	Broadcom, Inc.	50,158
705	Cadence Design Systems, Inc. (a)	33,163
368	CDK Global, Inc.	22,934
675	CDW Corporation	59,102
1,230	Check Point Software Technologies, Ltd. (a)	142,914
2,444	Cisco Systems, Inc.	116,750
2,524	Cognizant Technology Solutions Corporation - Class A	197,957
13,945	CommScope Holding Company, Inc. (a)	441,917
906	Dell Technologies, Inc. - Class V (a)	87,130
164	DXC Technology Company	14,939
4,240	eBay, Inc. (a)	146,746
6,841	Electronic Arts, Inc. (a)	775,839
281	F5 Networks, Inc. (a)	53,143
7,287	Facebook, Inc. - Class A (a)	1,280,545
1,374	Fidelity National Information Services, Inc.	148,626
1,987	First Data Corporation - Class A (a)	51,106
263	Fiserv, Inc. (a)	21,058
348	FleetCor Technologies, Inc. (a)	74,382
2,220	Flex, Ltd. (a)	30,614
671	FLIR Systems, Inc.	42,099
613	Fortinet, Inc. (a)	51,345
379	Gartner, Inc. (a)	56,759
7,655	GrubHub, Inc. (a)	1,103,162
336	Guidewire Software, Inc. (a)	33,792
2,613	Hewlett Packard Enterprise Company	43,193
395	IAC/InterActive Corporation (a)	77,894

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Information Technology (Continued)
913	Intel Corporation	$44,217
3,903	International Business Machines Corporation	571,710
154	IPG Photonics Corporation (a)	27,024
1,494	Juniper Networks, Inc.	42,474
793	Keysight Technologies, Inc. (a)	51,458
220	LogMeIn, Inc.	18,909
1,811	Marvell Technology Group, Ltd.	37,451
367	Maxim Integrated Products, Inc.	22,192
156	MercadoLibre, Inc.	53,416
3,137	Micron Technology, Inc. (a)	164,755
520	National Instruments Corporation	24,830
2,338	NVIDIA Corporation	656,230
1,402	Oracle Corporation	68,109
2,858	Palo Alto Networks, Inc. (a)	660,627
534	Paychex, Inc.	39,116
2,719	PayPal Holdings, Inc. (a)	251,044
559	Qorvo, Inc. (a)	44,770
6,588	QUALCOMM, Inc.	452,661
1,893	salesforce.com, Inc. (a)	289,023
6,112	Seagate Technology plc	327,236
623	Splunk, Inc. (a)	79,837
1,426	Square, Inc. - Class A (a)	126,401
772	SS&C Technologies Holdings, Inc.	45,810
25,562	Symantec Corporation	515,330
284	Tableau Software, Inc. - Class A (a)	31,768
543	Take-Two Interactive Software, Inc. (a)	72,523
811	Teradyne, Inc.	33,405
639	Total System Services, Inc.	62,072
43,107	Twitter, Inc. (a)	1,516,505
165	Tyler Technologies, Inc. (a)	40,747
129	Ultimate Software Group, Inc. (a)	39,947
1,061	VMware, Inc. - Class A (a)	162,609
1,020	Western Digital Corporation	64,505
190	WEX, Inc. (a)	36,142
210	Workday, Inc. - Class A (a)	32,453
1,333	Worldpay, Inc. - Class A (a)	129,821
1,095	Xerox Corporation	30,507
232	Zebra Technologies Corporation (a)	39,844
2,039	Zillow Group, Inc. - Class C (a)	99,197
		16,828,059
	Materials — 3.5%
493	Albemarle Corporation	47,091
3,949	Alcoa Corporation (a)	176,402
419	Avery Dennison Corporation	44,070
17,598	Axalta Coating Systems, Ltd. (a)	536,739
1,542	Ball Corporation	64,579
625	Berry Global Group, Inc. (a)	29,831

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Materials (Continued)
15,050	CF Industries Holdings, Inc.	$781,847
299	Crown Holdings, Inc. (a)	12,800
976	DowDuPont, Inc.	68,447
646	FMC Corporation	55,201
376	International Flavors & Fragrances, Inc.	48,989
266	Martin Marietta Materials, Inc.	52,860
1,492	Mosaic Company	46,655
41,627	Newmont Mining Corporation	1,291,687
738	Olin Corporation	22,679
5,510	Royal Gold, Inc.	420,193
823	Sealed Air Corporation	33,011
235	Sherwin-Williams Company	107,061
1,074	Steel Dynamics, Inc.	49,114
2,805	United States Steel Corporation	83,252
561	Vulcan Materials Company +	62,158
		4,034,666
	Real Estate — 5.9%
450	Alexandria Real Estate Equities, Inc. #	57,757
881	American Campus Communities, Inc. #	36,940
2,525	American Tower Corporation #	376,528
694	Apartment Investment & Management Company #	30,397
615	AvalonBay Communities, Inc. #	112,723
684	Boston Properties, Inc. #	89,228
388	Camden Property Trust #	36,883
3,661	Crown Castle International Corporation #	417,464
3,982	Digital Realty Trust, Inc. #	494,883
687	Douglas Emmett, Inc. #	26,834
1,769	Duke Realty Corporation #	50,399
518	Equinix, Inc. #	225,915
2,211	Equity LifeStyle Properties, Inc. #	214,202
1,791	Equity Residential #	121,340
467	Essex Property Trust, Inc. #	115,013
9,963	Extra Space Storage, Inc. #	918,688
350	Federal Realty Investment Trust #	45,714
963	Gaming and Leisure Properties, Inc. #	34,466
9,445	HCP, Inc. #	255,298
991	Healthcare Trust of America, Inc. - Class A #	28,313
2,404	Host Hotels & Resorts, Inc. #	51,758
685	Iron Mountain, Inc. #	24,729
135	Jones Lang LaSalle, Inc.	20,590
218	Kilroy Realty Corporation #	15,945
22,174	Kimco Realty Corporation #	379,397
399	Lamar Advertising Company - Class A #	30,743
456	Liberty Property Trust #	19,950
721	Macerich Company #	42,352
530	Mid-America Apartment Communities, Inc. #	54,887
743	National Retail Properties, Inc. #	34,245

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
3,874	Omega Healthcare Investors, Inc. #	$128,036
1,256	Prologis, Inc. #	84,378
2,571	Public Storage #	546,543
4,257	Realty Income Corporation #	249,332
999	Regency Centers Corporation #	65,964
1,371	SBA Communications Corporation (a) #	212,820
1,672	Simon Property Group, Inc. #	306,026
463	SL Green Realty Corporation #	48,337
382	Sun Communities, Inc. #	39,415
1,182	UDR, Inc. #	47,245
4,975	Ventas, Inc. #	297,853
4,320	VEREIT, Inc. #	33,782
770	Vornado Realty Trust #	59,290
2,500	Welltower, Inc. #	166,775
1,372	Weyerhaeuser Company #	47,622
190	WP Carey, Inc. #	12,650
		6,709,649
	Telecommunication Services — 1.8%
26,535	AT&T, Inc.	847,528
4,549	CenturyLink, Inc.	97,167
18,174	Verizon Communications, Inc.	988,120
3,029	Zayo Group Holdings, Inc. (a)	104,985
		2,037,800
	Utilities — 6.0%
1,715	American Water Works Company, Inc.	150,114
830	Aqua America, Inc.	30,859
351	Atmos Energy Corporation	32,373
2,002	CenterPoint Energy, Inc.	55,636
8,854	CMS Energy Corporation	435,971
14,018	Consolidated Edison, Inc.	1,106,442
6,082	Dominion Energy, Inc.	430,423
8,660	Edison International	569,222
7,599	Eversource Energy	474,406
14,581	Exelon Corporation	637,336
860	MDU Resources Group, Inc.	23,985
3,969	NextEra Energy, Inc.	675,127
4,435	NiSource, Inc.	120,055
956	OGE Energy Corporation	35,209
25,967	PG&E Corporation	1,199,155
2,214	Pinnacle West Capital Corporation	173,910
5,244	PPL Corporation	155,957
2,932	Public Service Enterprise Group, Inc.	153,490
2,492	Sempra Energy	289,271
808	UGI Corporation	43,672
1,769	Vistra Energy Corporation (a)	41,642
		6,834,255
	TOTAL COMMON STOCKS (Cost $100,732,783)	113,992,465

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.2%
	Money Market Funds — 0.2%
199,035	Invesco Short-Term Investments Trust - Government &
	Agency Portfolio, Institutional Class, 1.85% *	$199,035
	TOTAL SHORT-TERM INVESTMENTS (Cost $199,035)	199,035

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.9%
	Money Market Funds — 1.9%
2,144,932	First American Government Obligations Fund, Class Z, 1.80% *	2,144,932
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
	(Cost $2,144,932)	2,144,932

	Total Investments (Cost $103,076,750) — 101.8%	116,336,432
	Liabilities in Excess of Other Assets — (1.8)%	(2,038,148)
	TOTAL NET ASSETS — 100.0%	$114,298,284

Percentages are stated as a percent of net assets.

ADR     American Depositary Receipt
(a)	Non-income producing security.
+	All or a portion of this security is on loan as of August 31, 2018. The total value of securities on loan is $2,083,230.
*	Rate shown is the annualized seven-day yield as of August 31, 2018.
#	Real Estate Investment Trust (“REIT”)
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification Emerging Markets Core Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.3%
	BRAZIL — 2.7%
	Consumer Discretionary — 0.3%
17,416	Via Varejo SA	$72,072

	Industrials — 0.3%
20,684	Embraer SA	98,397

	Materials — 2.1%
13,476	Fibria Celulose SA	258,949
11,100	Klabin SA	57,358
24,588	Suzano Papel e Celulose SA	283,769
		600,076
		770,545
	CHILE — 0.3%
	Consumer Discretionary — 0.3%
10,973	SACI Falabella	87,573
		87,573
	CHINA — 16.5%
	Consumer Discretionary — 5.2%
49,000	ANTA Sports Products, Ltd.	266,885
72,000	BAIC Motor Corporation, Ltd. - H - Shares	60,544
73,800	Chongqing Changan Automobile Company, Ltd. - Series B	64,690
1,020	Ctrip.com International, Ltd. - ADR (a)	39,933
42,000	Geely Automobile Holdings, Ltd.	89,256
63,000	Great Wall Motor Company, Ltd.	38,768
1,940,000	HengTen Networks Group, Ltd. (a)	81,566
3,024	JD.com, Inc. - ADR (a)	94,651
105,000	Li Ning Company, Ltd. (a)	110,767
984	New Oriental Education & Technology Group, Inc. - ADR	77,342
30,000	Shenzhou International Group Holdings, Ltd.	393,686
5,148	TAL Education Group - ADR (a)	152,381
		1,470,469
	Consumer Staples — 1.6%
135,000	Dali Foods Group Company, Ltd.	98,039
6,000	Hengan International Group Company, Ltd. +	54,008
110,000	Tingyi Cayman Islands Holding Corporation	196,487
102,000	Uni-President China Holdings, Ltd.	100,455
27,000	Want Want China Holdings, Ltd.	22,050
		471,039
	Financials — 0.1%
59,000	Postal Savings Bank of China Company, Ltd. - H - Shares	34,728

	Health Care — 2.3%
57,000	3SBio, Inc.	108,787
1,538	BeiGene, Ltd. - ADR (a)	273,042
24,000	CSPC Pharmaceutical Group, Ltd.	60,544
84,000	Luye Pharmaceutical Group, Ltd.	79,089
283,000	Sihuan Pharmaceutical Holdings Group, Ltd.	62,737
12,000	Sinopharm Group Company, Ltd. - H - Shares	59,703
		643,902

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	CHINA (Continued)
	Industrials — 1.3%
828	51job, Inc. - ADR (a)	$64,013
72,000	Beijing Capital International Airport Company, Ltd. - H - Shares	76,688
3,500	China Conch Venture Holdings, Ltd.	12,040
168,000	COSCO SHIPPING Holdings Company, Ltd. - H - Shares (a)	69,992
9,655	Country Garden Services Holdings Company, Ltd. (a)	16,533
60,000	Sinopec Engineering Group Company, Ltd. - H - Shares	62,531
2,904	ZTO Express Cayman, Inc. - ADR	53,608
		355,405
	Information Technology — 3.7%
6,000	AAC Technologies Holdings, Inc. +	66,506
3,358	Autohome, Inc. - ADR	277,404
1,056	Baozun, Inc. - ADR (a)	56,380
17,724	Fang Holdings, Ltd. - ADR (a)	54,413
32,000	Kingdee International Software Group Company Ltd.	36,448
18,600	Legend Holdings Corporation - H - Shares	57,585
876	Momo, Inc. - ADR (a)	40,550
420	NetEase, Inc. - ADR	83,038
144,000	Semiconductor Manufacturing International Corporation (a)	169,889
2,000	Silergy Corporation	39,394
9,600	Sunny Optical Technology Group Company, Ltd.	122,004
600	YY, Inc. - ADR (a)	45,858
		1,049,469
	Materials — 0.2%
138,000	China Molybdenum Company, Ltd. - H - Shares	56,614

	Real Estate — 1.3%
56,000	China Evergrande Group	200,843
75,000	Country Garden Holdings Company, Ltd.	111,608
18,000	Sunac China Holdings, Ltd.	58,938
		371,389
	Telecommunication Services — 0.2%
132,000	China Telecom Corporation, Ltd. - H - Shares	62,057

	Utilities — 0.6%
18,000	ENN Energy Holdings, Ltd.	163,972
		4,679,044

	GREECE — 1.6%
	Consumer Discretionary — 0.5%
11,880	OPAP SA	127,925

	Financials — 0.8%
56,976	Alpha Bank AE (a)	104,873
117,852	Eurobank Ergasias SA (a)	100,783
9,418	Piraeus Bank SA (a)	26,299
		231,955
	Telecommunication Services — 0.3%
6,100	Hellenic Telecommunications Organization SA	77,999
		437,879

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	HONG KONG — 5.1%
	Consumer Discretionary — 0.7%
660,000	Alibaba Pictures Group, Ltd. (a) +	$79,884
24,000	Brilliance China Automotive Holdings, Ltd.	38,038
178,000	China First Capital Group, Ltd. (a)	95,249
		213,171
	Consumer Staples — 0.5%
18,000	China Mengniu Dairy Company, Ltd.	51,944
24,000	China Resources Beer Holdings Company, Ltd.	102,129
		154,073
	Financials — 0.4%
24,000	BOC Hong Kong Holdings, Ltd.	117,112

	Health Care — 0.6%
70,000	Alibaba Health Information Technology, Ltd. (a) +	70,812
36,000	Sino Biopharmaceutical, Ltd.	45,591
48,000	SSY Group, Ltd.	44,643
		161,046
	Industrials — 0.6%
390,000	Fullshare Holdings, Ltd.	156,022

	Information Technology — 0.1%
240,000	Tongda Group Holdings, Ltd.	36,081

	Telecommunication Services — 1.2%
30,500	China Mobile, Ltd.	286,779
48,000	China Unicom Hong Kong, Ltd.	55,835
		342,614
	Utilities — 1.0%
26,400	China Gas Holdings, Ltd.	83,920
28,000	China Resources Gas Group, Ltd.	127,534
36,000	Guangdong Investment, Ltd.	63,846
		275,300
		1,455,419
	HUNGARY — 0.2%
	Financials — 0.2%
1,788	OTP Bank Nyrt	66,096
		66,096
	INDIA — 21.8%
	Consumer Discretionary — 2.4%
5,412	Balkrishna Industries, Ltd.	103,782
27,516	Crompton Greaves Consumer Electricals, Ltd.	97,163
132	Eicher Motors, Ltd.	52,222
7,176	Future Retail, Ltd. (a)	56,335
1,152	Hero MotoCorporation, Ltd.	52,849
29,340	Indian Hotels Company, Ltd.	56,776
7,896	Mahindra & Mahindra, Ltd.	107,464
828	Maruti Suzuki India, Ltd.	106,192

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
	Consumer Discretionary (Continued)
48	MRF, Ltd.	$50,098
		682,881
	Consumer Staples — 3.2%
5,340	Colgate-Palmolive India, Ltd.	88,013
19,001	Hindustan Unilever, Ltd.	476,885
744	Nestle India, Ltd.	121,495
4,032	United Breweries, Ltd.	79,820
15,900	United Spirits, Ltd. (a)	141,287
		907,500
	Energy — 1.5%
9,252	Bharat Petroleum Corporation, Ltd.	47,234
13,356	Hindustan Petroleum Corporation, Ltd.	47,793
18,974	Reliance Industries, Ltd.	332,163
		427,190
	Financials — 4.4%
14,088	Axis Bank, Ltd. (a)	128,960
2,268	Bajaj Finance, Ltd.	91,345
1,635	Bajaj Finserv, Ltd.	155,551
49,416	Bank of Baroda (a)	106,564
4,020	Cholamandalam Investment and Finance Company, Ltd.	83,666
2,929	GRUH Finance, Ltd.	13,851
3,336	Housing Development Finance Corporation, Ltd.	91,057
23,868	ICICI Bank, Ltd.	115,291
3,564	IndusInd Bank, Ltd.	95,805
14,292	Max Financial Services, Ltd. (a)	90,284
54,348	Punjab National Bank (a)	67,546
2,844	Shriram Transport Finance Company, Ltd.	53,563
30,048	State Bank of India (a)	131,162
3,064	Yes Bank, Ltd.	14,839
		1,239,484
	Health Care — 3.7%
14,484	Biocon, Ltd.	127,428
10,116	Cadila Healthcare, Ltd.	57,443
6,744	Cipla, Ltd.	62,960
957	Divi’s Laboratories, Ltd.	17,620
9,804	Glenmark Pharmaceuticals, Ltd.	92,012
6,012	Jubilant Life Sciences, Ltd.	61,217
9,804	Lupin, Ltd.	128,753
5,844	Natco Pharmaceutical, Ltd.	64,244
3,096	Piramal Enterprises, Ltd.	139,672
24,540	Sun Pharmaceutical Industries, Ltd.	225,881
7,752	Wockhardt, Ltd. (a)	72,562
		1,049,792
	Industrials — 0.8%
7,061	Ashok Leyland, Ltd.	12,847
7,080	Cummins India, Ltd.	76,679

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
	Industrials (Continued)
1,104	HEG, Ltd.	$66,005
5,256	InterGlobe Aviation, Ltd.	68,833
		224,364
	Information Technology — 3.2%
7,200	HCL Technologies, Ltd.	106,229
17,542	Infosys, Ltd.	356,424
1,527	Mphasis Ltd.	27,127
7,512	Tata Consultancy Services, Ltd.	220,129
4,932	Tech Mahindra, Ltd.	53,251
2,820	WNS Holdings, Ltd. - ADR (a)	146,161
		909,321
	Materials — 0.9%
4,860	Asian Paints, Ltd.	94,043
16,020	Berger Paints India, Ltd.	75,598
980	Grasim Industries, Ltd.	14,750
996	UltraTech Cement, Ltd.	62,848
		247,239
	Telecommunication Services — 0.9%
11,604	Bharti Airtel, Ltd.	62,800
30,708	Bharti Infratel, Ltd.	124,215
97,656	Idea Cellular, Ltd. (a)	67,948
		254,963
	Utilities — 0.8%
34,210	Adani Transmission, Ltd. (a)	110,406
17,928	Indraprastha Gas, Ltd.	73,404
17,520	Power Grid Corporation of India, Ltd.	49,774
		233,584
		6,176,318
	INDONESIA — 4.2%
	Consumer Discretionary — 0.4%
120,000	Astra International Tbk PT	59,063
102,000	Matahari Department Store Tbk PT	51,935
		110,998
	Consumer Staples — 0.2%
20,400	Unilever Indonesia Tbk PT	60,729
	Energy — 1.1%
939,600	Adaro Energy Tbk PT	118,965
794,400	Medco Energi Internasional Tbk PT (a)	46,920
67,800	United Tractors Tbk PT	158,338
		324,223
	Financials — 1.3%
85,800	Bank Central Asia Tbk PT	144,456
162,600	Bank Mandiri Persero Tbk PT	76,167
400,200	Bank Rakyat Indonesia Persero Tbk PT	86,398

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	INDONESIA (Continued)
	Financials (Continued)
327,600	Bank Tabungan Negara Persero Tbk PT	$61,161
		368,182
	Telecommunication Services — 0.9%
1,045,600	Telekomunikasi Indonesia Persero Tbk PT	247,737

	Utilities — 0.3%
539,400	Perusahaan Gas Negara Persero Tbk	78,365
		1,190,234
	MALAYSIA — 2.2%
	Consumer Staples — 0.1%
400	Nestle Malaysia Bhd	14,308

	Energy — 0.4%
120,000	Dialog Group Bhd	101,618

	Financials — 0.8%
36,000	CIMB Group Holdings Bhd	53,350
30,000	Malayan Banking Bhd	72,710
16,200	Public Bank Bhd	99,025
		225,085
	Industrials — 0.4%
61,600	Gamuda Bhd	55,462
103,800	Sime Darby Bhd	64,409
		119,871
	Materials — 0.2%
58,200	Press Metal Aluminum Holdings Bhd	70,528

	Telecommunication Services — 0.3%
74,400	DiGi.Com Bhd	85,272
		616,682
	MEXICO — 3.3%
	Consumer Discretionary — 0.7%
34,276	Grupo Televisa SAB	123,494
16,608	Megacable Holdings SAB de CV	78,217
		201,711

	Consumer Staples — 0.6%
18,204	Fomento Economico Mexicano SAB de CV	174,228

	Financials — 1.4%
5,203	Grupo Elektra SAB de CV	243,545
21,828	Grupo Financiero Banorte SAB de CV - O Shares	148,762
		392,307
	Industrials — 0.4%
79,296	Alfa SAB de CV — Series A	104,384

	Telecommunication Services — 0.2%
77,580	America Movil SAB de CV - Series L	65,203
		937,833
The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	PHILIPPINES — 2.3%
	Consumer Discretionary — 0.6%
256,500	Bloomberry Resorts Corporation	$45,814
26,580	Jollibee Foods Corporation	143,171
		188,985
	Consumer Staples — 0.2%
20,520	Universal Robina Corporation	53,537

	Financials — 0.7%
810	Ayala Corporation	15,149
38,460	Bank of the Philippine Islands	67,435
30,060	Security Bank Corporation	109,349
		191,933
	Industrials — 0.3%
4,200	SM Investments Corporation	75,881

	Real Estate — 0.2%
19,600	Ayala Land, Inc.	16,313
66,000	SM Prime Holdings, Inc.	48,141
		64,454
	Telecommunication Services — 0.3%
2,784	PLDT, Inc.	72,531
		647,321
	POLAND — 0.9%
	Energy — 0.3%
2,760	Polski Koncern Naftowy ORLEN SA	73,671

	Financials — 0.6%
6,912	Powszechna Kasa Oszczednosci Bank Polski SA	79,253
6,444	Powszechny Zaklad Ubezpieczen SA	78,194
		157,447
		231,118
	REPUBLIC OF KOREA — 11.8%
	Consumer Discretionary — 2.6%
1,140	Coway Company, Ltd.	93,605
468	Hanssem Company, Ltd.	34,685
2,118	HLB, Inc. (a)	197,882
516	Hyundai Mobis Company, Ltd.	103,835
936	Hyundai Motor Company	105,107
2,244	Kia Motors Corporation	64,610
744	LG Electronics, Inc.	51,331
300	Lotte Shopping Company, Ltd.	48,511
1,440	Mando Corporation	46,247
		745,813
	Consumer Staples — 1.7%
156	Amorepacific Corporation	36,858
924	AMOREPACIFIC Group	80,019
220	BGF retail Company, Ltd.	33,895
204	E-MART, Inc.	39,310

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	REPUBLIC OF KOREA (Continued)
	Consumer Staples (Continued)
132	LG Household & Health Care, Ltd.	$150,007
1,474	Naturecell Company, Ltd. (a)	7,680
852	Orion Corporation	81,897
84	Ottogi Corporation	54,710
		484,376
	Financials — 1.1%
1,440	Hana Financial Group, Inc.	55,238
312	Samsung Fire & Marine Insurance Company, Ltd.	74,276
708	Samsung Life Insurance Company, Ltd.	58,833
1,488	Shinhan Financial Group Company, Ltd.	58,282
4,224	Woori Bank	61,853
		308,482
	Health Care — 2.8%
804	Celltrion Pharmaceutical, Inc. (a)	57,854
492	Celltrion, Inc. (a)	119,337
659	Genexine Company, Ltd. (a)	59,142
1,440	Green Cross Holdings Corporation	39,650
240	Hanmi Pharmaceutical Company, Ltd.	107,263
1,200	Hanmi Science Company, Ltd.	93,680
1,932	Komipharm International Company, Ltd. (a)	44,519
252	Medy-Tox, Inc.	151,633
600	ViroMed Company, Ltd. (a)	127,799
		800,877
	Industrials — 1.6%
7,692	Doosan Infracore Company, Ltd. (a)	65,784
2,280	Hanwha Aerospace Company, Ltd. (a)	51,206
307	Hyundai Elevator Company, Ltd.	25,180
257	Hyundai Glovis Company, Ltd.	27,936
1,761	Hyundai Rotem Company, Ltd. (a)	43,109
2,400	Korea Aerospace Industries, Ltd. (a)	90,015
6,480	Samsung Engineering Company, Ltd. (a)	98,089
192	SK Holdings Company, Ltd.	45,363
		446,682
	Information Technology — 1.0%
84	NAVER Corporation	56,747
204	NCSoft Corporation	71,015
348	Samsung SDI Company, Ltd.	73,780
1,116	SK Hynix, Inc.	83,213
		284,755
	Materials — 0.3%
252	LG Chemical, Ltd.	82,857

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	REPUBLIC OF KOREA (Continued)
	Telecommunication Services — 0.7%
6,816	LG Uplus Corporation	$96,134
408	SK Telecom Company, Ltd.	96,213
		192,347
		3,346,189
	RUSSIAN FEDERATION — 1.3%
	Energy — 0.3%
195,000	Surgutneftegas PJSC	83,207

	Industrials — 0.3%
43,900	Aeroflot PJSC	75,281

	Information Technology — 0.1%
475	Yandex NV - A Shares (a)	15,262

	Materials — 0.4%
67,000	Alrosa PJSC	100,857

	Utilities — 0.2%
1,158,000	Inter RAO UES PJSC	69,459
		344,066
	SOUTH AFRICA — 2.2%
	Consumer Staples — 0.3%
3,486	Bid Corporation, Ltd.	74,613

	Health Care — 0.3%
4,605	Aspen Pharmacare Holdings Ltd.	91,596

	Materials — 1.6%
27,926	AngloGold Ashanti, Ltd.	224,723
48,708	Gold Fields, Ltd.	119,682
13,501	Sappi, Ltd.	92,509
		436,914
		603,123
	TAIWAN — 12.1%
	Consumer Discretionary — 0.8%
6,000	Eclat Textile Company, Ltd.	72,863
2,000	Nien Made Enterprise Company, Ltd.	15,497
102,000	Tatung Company, Ltd. (a)	124,532
		212,892
	Consumer Staples — 1.0%
17,000	President Chain Store Corporation	185,414
36,000	Uni-President Enterprises Corporation	90,952
		276,366
	Financials — 1.1%
54,000	Cathay Financial Holding Company, Ltd.	92,476
108,000	CTBC Financial Holding Company, Ltd.	75,950
48,000	Fubon Financial Holding Company, Ltd.	79,544
84,000	Mega Financial Holding Company, Ltd.	70,558
		318,528

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
	Health Care — 0.1%
1,000	St Shine Optical Company, Ltd.	$21,781

	Industrials — 0.4%
3,000	Airtac International Group	28,813
132,000	Walsin Lihwa Corporation	93,257
		122,070
	Information Technology — 6.1%
18,000	Accton Technology Corporation	64,171
6,000	Asustek Computer, Inc.	51,083
18,000	Epistar Corporation	20,746
12,000	Globalwafers Company, Ltd.	153,150
78,000	Hon Hai Precision Industry Company, Ltd.	204,429
42,000	HTC Corporation (a)	60,986
1,000	Largan Precision Company, Ltd.	153,182
12,000	MediaTek, Inc.	98,258
2,160	Silicon Motion Technology Corporation - ADR	127,224
53,000	Taiwan Semiconductor Manufacturing Company, Ltd.	441,738
18,000	Tripod Technology Corporation	55,439
66,000	United Microelectronics Corporation	37,281
11,000	Win Semiconductors Corporation	59,629
120,000	Winbond Electronics Corporation	67,394
5,991	Yageo Corporation	136,136
		1,730,846
	Materials — 0.8%
84,000	China Steel Corporation	68,781
24,000	Formosa Plastics Corporation	87,905
24,000	Nan Ya Plastics Corporation	66,730
		223,416
	Telecommunication Services — 1.8%
24,000	Chunghwa Telecom Company, Ltd.	84,779
84,000	Far EasTone Telecommunications Company, Ltd.	200,189
68,000	Taiwan Mobile Company, Ltd.	236,888
		521,856
		3,427,755
	THAILAND — 10.1%
	Consumer Discretionary — 0.5%
131,600	Beauty Community pcl	45,435
240,000	Home Product Center pcl	107,057
		152,492
	Consumer Staples — 2.2%
72,000	Berli Jucker pcl	127,590
63,000	Charoen Pokphand Foods pcl	49,565
174,200	CP ALL pcl	359,258
148,800	Thai Union Group pcl	79,560
		615,973

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	THAILAND (Continued)
	Energy — 1.5%
153,600	Banpu pcl	$95,267
48,700	Energy Absolute pcl - NVDR	57,657
372,600	IRPC pcl	79,119
3,500	PTT Exploration & Production pcl - NVDR	15,238
60,000	PTT pcl	96,242
33,000	Thai Oil pcl	84,945
		428,468
	Financials — 1.2%
13,800	Bangkok Bank pcl	87,699
13,200	Kasikornbank pcl	85,500
9,600	Siam Commercial Bank pcl	43,410
21,600	Tisco Financial Group pcl	54,115
986,400	TMB Bank pcl	66,302
		337,026
	Health Care — 0.8%
137,400	Bangkok Dusit Medical Services pcl	110,196
18,000	Bumrungrad Hospital pcl	99,817
		210,013
	Industrials — 1.0%
82,200	Airports of Thailand pcl	167,640
469,800	Bangkok Expressway & Metro pcl	120,572
		288,212
	Information Technology — 0.5%
65,400	Delta Electronics Thailand pcl	139,372

	Materials — 0.6%
95,400	Indorama Ventures pcl	174,885

	Real Estate — 0.4%
45,600	Central Pattana pcl	114,940

	Telecommunication Services — 1.4%
40,400	Advanced Info Service pcl	249,337
9,900	Total Access Communication pcl - NVDR	13,838
657,600	True Corp pcl	134,614
		397,789
		2,859,170
	TURKEY — 0.6%
	Industrials — 0.4%
44,226	Turk Hava Yollari AO (a)	108,724

	Materials — 0.2%
37,708	Eregli Demir ve Celik Fabrikalari TAS	67,419
		176,143

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2018

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	UNITED STATES — 0.1%
	Consumer Discretionary — 0.1%
24,000	Nexteer Automotive Group, Ltd.	$40,424
		40,424
	TOTAL COMMON STOCKS (Cost $29,643,648)	28,092,932

	PREFERRED STOCKS — 0.3%
	RUSSIAN FEDERATION — 0.3%
	Energy — 0.3%
173,100	Surgutneftegas PJSC	96,170
		96,170
	TOTAL PREFERRED STOCKS (Cost $86,912)	96,170

	SHORT-TERM INVESTMENTS — 0.3%
	Money Market Funds — 0.3%
85,666	Invesco Short-Term Investments Trust - Government &
	Agency Portfolio, Institutional Class, 1.85% *	85,666
	TOTAL SHORT-TERM INVESTMENTS (Cost $85,666)	85,666

Principal
Amount	INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — 0.5%
	Repurchase Agreements — 0.5%
$145,072	Credit Suisse AG - 1.95%, dated 08/31/2018, matures 09/04/2018, repurchase price $145,080
	(collateralized by various U.S. government obligations: Total Value $147,973)	145,072
	TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL ^
	(Cost $145,072)	145,072

	Total Investments (Cost $29,961,298) — 100.4%	28,419,840
	Liabilities in Excess of Other Assets — (0.4)%	(111,177)
	TOTAL NET ASSETS — 100.0%	$28,308,663

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
NVDR Non-Voting Depositary Receipt
(a)	Non-income producing security.
+	All or a portion of this security is on loan as of August 31, 2018. The total value of securities on loan is $191,643.
*	Rate shown is the annualized seven-day yield as of August 31, 2018.
^	Investments purchased with cash proceeds from securities lending. As of August 31, 2018, total cash collateral has a value of $145,072 and total non-cash collateral has a value of $70,470.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Statements of Assets & Liabilities

August 31, 2018

				Nationwide
			Nationwide	Maximum
		Nationwide	Maximum	Diversification
	Nationwide	Risk-Based	Diversification	Emerging
	Risk-Based U.S.	International	U.S. Core	Markets Core
	Equity ETF	Equity ETF	Equity ETF	Equity ETF
ASSETS
Investments in securities, at value*+ (Note 2)	$119,842,159	$121,405,976	$116,336,432	$28,419,840
Foreign currency, at value*	—	5,075	—	21,707
Dividends and interest receivable	236,099	285,331	137,991	46,922
Securities lending income receivable	1,019	519	494	176
Reclaims receivable	191	150,190	548	1,000
Cash	961	791	—	934
Total Assets	120,080,429	121,847,882	116,475,465	28,490,579

LIABILITIES
Collateral received for securities loaned (Note 4)	1,949,669	2,255,271	2,144,932	145,072
Management fees payable	29,785	42,509	32,249	15,293
Payable for securities purchased	—	—	—	21,551
Total Liabilities	1,979,454	2,297,780	2,177,181	181,916

NET ASSETS	$118,100,975	$119,550,102	$114,298,284	$28,308,663

Net Assets Consist of:
Paid-in capital	$112,615,840	$120,788,685	$100,600,388	$30,043,642
Undistributed (accumulated)
net investment income (loss)	1,654,414	2,305,428	934,968	208,824
Accumulated net realized
gain (loss) on investments	(3,216,841)	(2,877,434)	(496,760)	(402,212)
Net unrealized appreciation (depreciation) of:
Investments	7,047,562	(663,104)	13,259,682	(1,541,458)
Foreign currency and translation of other
assets and liabilities in foreign currency	—	(3,473)	6	(133)
Net assets	$118,100,975	$119,550,102	$114,298,284	$28,308,663

Net assets value:
Net assets	$118,100,975	$119,550,102	$114,298,284	$28,308,663
Shares outstanding^	4,250,000	4,600,000	3,850,000	1,200,000
Net asset value, offering and
redemption price per share	$27.79	$25.99	$29.69	$23.59
*Identified Cost:
Investment in Securities	$112,794,597	$122,069,080	$103,076,750	$29,961,298
Foreign Currency	—	5,048	—	21,714

^	No par value, unlimited number of shares authorized.
+	Including securities on loan of $1,891,609, $1,678,485, $2,083,230, and $191,643, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended August 31, 2018

				Nationwide
			Nationwide	Maximum
		Nationwide	Maximum	Diversification
	Nationwide	Risk-Based	Diversification	Emerging
	Risk-Based U.S.	International	U.S. Core	Markets Core
	Equity ETF^	Equity ETF^	Equity ETF^	Equity ETF+
INCOME
Dividends*	$2,541,310	$3,217,096	$1,782,316	$337,420
Interest	2,734	4,476	1,875	1,485
Securities lending income (Note 4)	6,638	11,885	8,227	626
Total investment income	2,550,682	3,233,457	1,792,418	339,531

EXPENSES
Management fees	329,009	488,106	361,084	77,662
Total expenses	329,009	488,106	361,084	77,662
Net investment income (loss)	2,221,673	2,745,351	1,431,334	261,869

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	3,809,739	3,448,349	4,974,760	(425,996)
Foreign currency	(23)	(40,951)	—	(29,261)
Change in unrealized
appreciation (depreciation) on:
Investments	7,047,562	(663,104)	13,259,682	(1,541,458)
Foreign currency	—	(3,473)	6	(133)
Net realized and unrealized
gain (loss) on investments	10,857,278	2,740,821	18,234,448	(1,996,848)
Net increase (decrease) in net assets
resulting from operations	$13,078,951	$5,486,172	$19,665,782	$(1,734,979)

^	Inception date of September 15, 2017. The information presented is for the period from September 15, 2017 to August 31, 2018.
+	Inception date of March 26, 2018. The information presented is for the period from March 26, 2018 to August 31, 2018.
*	Net of foreign taxes withheld of $0, $312,220, $0, and $46,747, respectively.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

Nationwide Risk-Based U.S. Equity ETF
Period Ended
August 31, 2018*
OPERATIONS
Net investment income (loss)	$2,221,673
Net realized gain (loss) on investments and foreign currency	3,809,716
Change in unrealized appreciation (depreciation) on investments	7,047,562
Net increase (decrease) in net assets resulting from operations	13,078,951

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(483,811)
From realized gains	(83,380)
Total distribution to shareholders	(567,191)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	173,584,335
Payments for shares redeemed	(67,995,120)
Transaction fees (Note 7)	—
Net increase (decrease) in net assets derived from capital share transactions (a)	105,589,215
Net increase (decrease) in net assets	$118,100,975

NET ASSETS
Beginning of period	$—
End of period	$118,100,975
Undistributed (accumulated) net investment income (loss)	$1,654,414

(a)	A summary of capital share transactions is as follows:

Period Ended
August 31, 2018*
Shares
Subscriptions	6,850,000
Redemptions	(2,600,000)
Net increase (decrease)	4,250,000

*	Inception date of September 15, 2017. The information presented is for the period from September 15, 2017 to August 31, 2018.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets (Continued)

Nationwide Risk-Based International Equity ETF

Period Ended
August 31, 2018*
OPERATIONS
Net investment income (loss)	$2,745,351
Net realized gain (loss) on investments and foreign currency	3,407,398
Change in unrealized appreciation (depreciation) on investments and foreign currency	(666,577)
Net increase (decrease) in net assets resulting from operations	5,486,172

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(505,080)
From realized gains	(107,588)
Total distribution to shareholders	(612,668)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	161,970,185
Payments for shares redeemed	(47,294,270)
Transaction fees (Note 7)	683
Net increase (decrease) in net assets derived from capital share transactions (a)	114,676,598
Net increase (decrease) in net assets	$119,550,102

NET ASSETS
Beginning of period	$—
End of period	$119,550,102
Undistributed (accumulated) net investment income (loss)	$2,305,428

(a)	A summary of capital share transactions is as follows:

Period Ended
August 31, 2018*
Shares
Subscriptions	6,400,000
Redemptions	(1,800,000)
Net increase (decrease)	4,600,000

*	Inception date of September 15, 2017. The information presented is for the period from September 15, 2017 to August 31, 2018.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets (Continued)

Nationwide Maximum Diversification U.S. Core Equity ETF

Period Ended
August 31, 2018*
OPERATIONS
Net investment income (loss)	$1,431,334
Net realized gain (loss) on investments and foreign currency	4,974,760
Change in unrealized appreciation (depreciation) on investments and foreign currency	13,259,688
Net increase (decrease) in net assets resulting from operations	19,665,782

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(496,014)
From realized gains	(344)
Total distribution to shareholders	(496,358)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	125,293,255
Payments for shares redeemed	(30,164,395)
Transaction fees (Note 7)	—
Net increase (decrease) in net assets derived from capital share transactions (a)	95,128,860
Net increase (decrease) in net assets	$114,298,284

NET ASSETS
Beginning of period	$—
End of period	$114,298,284
Undistributed (accumulated) net investment income (loss)	$934,968

(a)	A summary of capital share transactions is as follows:

Period Ended
August 31, 2018*
Shares
Subscriptions	4,950,000
Redemptions	(1,100,000)
Net increase (decrease)	3,850,000

*	Inception date of September 15, 2017. The information presented is for the period from September 15, 2017 to August 31, 2018.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets (Continued)

Nationwide Maximum Diversification Emerging Markets Core Equity ETF

Period Ended
August 31, 2018*
OPERATIONS
Net investment income (loss)	$261,869
Net realized gain (loss) on investments and foreign currency	(455,257)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(1,541,591)
Net increase (decrease) in net assets resulting from operations	(1,734,979)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—
From realized gains	—
Total distribution to shareholders	—

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	29,963,820
Payments for shares redeemed	—
Transaction fees (Note 7)	79,822
Net increase (decrease) in net assets derived from capital share transactions (a)	30,043,642
Net increase (decrease) in net assets	$28,308,663

NET ASSETS
Beginning of period	$—
End of period	$28,308,663
Undistributed (accumulated) net investment income (loss)	$208,824

(a)	A summary of capital share transactions is as follows:

Period Ended
August 31, 2018*
Shares
Subscriptions	1,200,000
Redemptions	—
Net increase (decrease)	1,200,000

*	Inception date of March 26, 2018. The information presented is for the period from March 26, 2018 to August 31, 2018.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a capital share outstanding throughout the period

Nationwide Risk-Based U.S. Equity ETF

	Period Ended
	August 31,
	2018(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.51
Net realized and unrealized gain (loss) on investments	2.41
Total from investment operations	2.92

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	(0.11)
Realized gains	(0.02)
Total distributions	(0.13)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (Note 7)	—

Net asset value, end of period	$27.79

Total return	11.70	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$118,101

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30	%(4)
Net investment income to average net assets	2.03	%(4)

Portfolio turnover rate(5)	87	%(3)

(1)	Inception date of September 15, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period

Nationwide Risk-Based International Equity ETF

	Period Ended
	August 31,
	2018(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.59
Net realized and unrealized gain (loss) on investments	0.53
Total from investment operations	1.12

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	(0.11)
Realized gains	(0.02)
Total distributions	(0.13)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (Note 7)	0.00	(3)

Net asset value, end of period	$25.99

Total return	4.48	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$119,550

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.42	%(4)
Net investment income to average net assets	2.36	%(4)

Portfolio turnover rate(6)	145	%(4)

(1)	Inception date of September 15, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period

Nationwide Maximum Diversification U.S. Core Equity ETF

	Period Ended
	August 31,
	2018(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.35
Net realized and unrealized gain (loss) on investments	4.46
Total from investment operations	4.81

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	(0.12)
Realized gains	(0.00	)(3)
Total distributions	(0.12)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (Note 7)	—

Net asset value, end of period	$29.69

Total return	19.27	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$114,298

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.34	%(5)
Net investment income to average net assets	1.35	%(5)

Portfolio turnover rate(6)	26	%(4)

(1)	Inception date of September 15, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period

Nationwide Maximum Diversification Emerging Markets Core Equity ETF

	Period Ended
	August 31,
	2018(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.23
Net realized and unrealized gain (loss) on investments	(1.71)
Total from investment operations	(1.48)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	—
Realized gains	—
Total distributions	—

CAPITAL SHARE TRANSACTIONS
Transaction Fees (See Note 7)	0.07

Net asset value, end of period	$23.59

Total return	-5.64	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$28,309

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.64	%(4)
Net investment income to average net assets	2.16	%(4)

Portfolio turnover rate(5)	7	%(3)

(1)	Inception date of March 26, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

August 31, 2018

NOTE 1 – ORGANIZATION

Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF, Nationwide Maximum Diversification U.S. Core Equity ETF and Nationwide Maximum Diversification Emerging Markets Core Equity ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Nationwide Risk-Based U.S. Equity ETF is to track the performance of the R Risk-Based US IndexSM. The investment objective of Nationwide Risk-Based International Equity ETF is to track the performance of the R Risk-Based International IndexSM. The investment objective of Nationwide Maximum Diversification U.S. Core Equity ETF is to track the performance of the TOBAM Maximum Diversification® USA Index. The investment objective of Nationwide Maximum Diversification Emerging Markets Core Equity ETF is to track the performance of the TOBAM Maximum Diversification® Emerging Index. The inception date for Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF is September 15, 2017. The inception date for Nationwide Maximum Diversification Emerging Markets Core Equity ETF is March 26, 2018.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non- exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements (Continued)

August 31, 2018

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2018:

Nationwide Risk-Based U.S. Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$117,802,723	$—	$—	$117,802,723
Short-Term Investments	89,767	—	—	89,767
Investments Purchased
With Proceeds From
Securities Lending	1,949,669	—	—	1,949,669
Total Investments in
Securities, at value	$119,842,159	$—	$—	$119,842,159

Nationwide Risk-Based International Equity ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$118,786,848	$—	$—	$118,786,848
Short-Term Investments	363,857	—	—	363,857
Investments Purchased With
Securities Lending Collateral	—	2,255,271	—	2,255,271
Total Investments in
Securities, at value	$119,150,705	$2,255,271	$—	$121,405,976

Notes to Financial Statements (Continued)

August 31, 2018

Nationwide Maximum Diversification U.S. Core Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$113,992,465	$—	$—	$13,992,465
Short-Term Investments	199,035	—	—	199,035
Investments Purchased
With Proceeds From
Securities Lending	2,144,932	—	—	2,144,932
Total Investments in
Securities, at value	$116,336,432	$—	$—	$116,336,432

Nationwide Maximum Diversification Emerging Markets Core Equity ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$28,092,932	$—	$—	$28,092,932
Preferred Stocks	96,170	—	—	96,170
Short-Term Investments	85,666	—	—	85,666
Investments Purchased With
Securities Lending Collateral	—	145,072	—	145,072
Total Investments in
Securities, at value	$28,274,768	$145,072	$—	$28,419,840

^	See Schedules of Investments for breakout of investments by sector classification.
*	See Schedules of Investments for breakout of investments by country and sector classifications.

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2018, the Funds recognized no transfers to or from Levels 1, 2 or 3.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and

Notes to Financial Statements (Continued)

August 31, 2018

concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the period ended August 31, 2018, the Funds did not incur any interest or penalties.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions, currency adjustments, passive foreign investment companies, and dividend redesignations, if any. For the period ended August 31, 2018, the following table shows the reclassifications made:

Notes to Financial Statements (Continued)

August 31, 2018

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income (Loss)	Gain (Loss)	Capital
Nationwide Risk-Based U.S. Equity ETF	$(83,448)	$(6,943,177)	$7,026,625
Nationwide Risk-Based International Equity ETF	65,157	(6,177,244)	6,112,087
Nationwide Maximum Diversification
U.S. Core Equity ETF	(352)	(5,471,176)	5,471,528
Nationwide Maximum Diversification
Emerging Markets Core Equity ETF	(53,045)	53,045	—

During the period ended August 31, 2018, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains (losses) to paid-in capital.

Nationwide Risk-Based U.S. Equity ETF	$7,026,625
Nationwide Risk-Based International Equity ETF	6,109,447
Nationwide Maximum Diversification U.S. Core Equity ETF	5,471,528
Nationwide Maximum Diversification Emerging Markets Core Equity ETF	—

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to August 31, 2018, that materially impacted the amounts or disclosures in the Funds’ financial statements.  As of October 1, 2018, the Size of Creation Units (as defined in Note 7) for the Funds will be as follows:

Nationwide Risk-Based U.S. Equity ETF	25,000
Nationwide Risk-Based International Equity ETF	25,000
Nationwide Maximum Diversification U.S. Core Equity ETF	25,000
Nationwide Maximum Diversification Emerging Markets Core Equity ETF	100,000

K.
New Accounting Pronouncements and Other Matters. In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018 (although the requirement to file the initial Form N-PORT has been extended by the SEC to April 30, 2019 as opposed to the original requirement to file by July 30, 2018). Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements. The Regulation S-X amendments had a compliance date of August 1, 2017 and are reflected in the Funds’ financial statements for the period ended August 31, 2018.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Nationwide Fund Advisors (“NFA” or the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with

Notes to Financial Statements (Continued)

August 31, 2018

Vident Investment Advisory, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For services provided to the Funds, Nationwide Risk-Based U.S. Equity ETF pays the Advisor 0.30%, Nationwide Risk-Based International Equity ETF pays the Advisor 0.42%, Nationwide Maximum Diversification U.S. Core Equity ETF pays the Advisor 0.34% and Nationwide Maximum Diversification Emerging Markets Core Equity ETF pays the Advisor 0.64% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Bank of New York Mellon acts as the securities lending agent for Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification Emerging Markets Core Equity ETF and the Custodian acts as the securities lending agent for Nationwide Risk-Based U.S. Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF (the “Securities Lending Agents”). Bank of New York Mellon acts as the sub-custodian (the “Sub-Custodian”) for Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification Emerging Markets Core Equity ETF in connection with each Fund’s international investments.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 33 1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The Securities Lending Agreements provide that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreements between the Funds and the Securities Lending Agents.

Notes to Financial Statements (Continued)

August 31, 2018

As of August 31, 2018, Nationwide Maximum Diversification Emerging Markets Core Equity ETF had loaned securities that were collateralized by both non-cash collateral and cash equivalents. Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents. Non-cash collateral received by Nationwide Maximum Diversification Emerging Markets Core Equity ETF was in the form of U.S. Treasury Bonds and Notes with remaining maturities greater than 90 days and a value of $70,470.

As of August 31, 2018, the values of the securities on loan and payable for collateral due to broker were as follows:

		Payable for
		Collateral Received
	Value of	(Excludes
Fund	Securities on Loan	Non-Cash Collateral)
Nationwide Risk-Based U.S. Equity ETF	$1,891,609	$1,949,669	*
Nationwide Risk-Based International Equity ETF	1,678,485	2,255,271	^
Nationwide Maximum Diversification
U.S. Core Equity ETF	2,083,230	2,144,932	*
Nationwide Maximum Diversification
Emerging Markets Core Equity ETF	191,643	145,072	^

*
The cash collateral received was invested in the First American Government Obligations Fund, Class Z as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

^	The cash collateral received was invested in repurchase agreements collateralized by various U.S. government obligations, short-term investments with an overnight and continuous maturity.

Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification Emerging Markets Core Equity ETF receive cash collateral in return for securities loaned as part of the securities lending program. The collateral is invested in various repurchase agreements with selected commercial banks and broker-dealers, under which the Funds acquire U.S. government obligations as collateral subject to an obligation of the counterparty to repurchase and the Funds to resell the securities at an agreed upon time and price. The Funds, through the Sub-Custodian, receive delivery of the underlying securities collateralizing repurchase agreements. The Funds require the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Funds and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Funds’ policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The value of the related collateral that the Funds received for repurchase agreements exceeded the value of the repurchase agreements at August 31, 2018. The Schedules of Investments for the Funds include the particular cash collateral holdings as of August 31, 2018.

Notes to Financial Statements (Continued)

August 31, 2018

The interest income earned by the Funds on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the period ended August 31, 2018, were as follows:

Fund	Fees and Interest Earned
Nationwide Risk-Based U.S. Equity ETF	$6,638
Nationwide Risk-Based International Equity ETF	11,885
Nationwide Maximum Diversification U.S. Core Equity ETF	8,227
Nationwide Maximum Diversification Emerging Markets Core Equity ETF	626

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no offsetting disclosures have been made on behalf of the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the period ended August 31, 2018, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Nationwide Risk-Based U.S. Equity ETF	$104,491,788	$100,018,954
Nationwide Risk-Based International Equity ETF	178,249,206	176,515,557
Nationwide Maximum Diversification U.S. Core Equity ETF	29,864,038	29,197,360
Nationwide Maximum Diversification
Emerging Markets Core Equity ETF	22,256,613	1,964,590

During the period ended August 31, 2018, there were no purchases or sales of U.S. Government securities.

During the period ended August 31, 2018, the in-kind security transactions associated with creations and redemptions were as follows:

Fund	In-Kind Purchases	In-Kind Redemptions
Nationwide Risk-Based U.S. Equity ETF	$172,558,756	$67,763,991
Nationwide Risk-Based International Equity ETF	161,179,020	46,734,171
Nationwide Maximum Diversification U.S. Core Equity ETF	124,996,135	29,760,509
Nationwide Maximum Diversification
Emerging Markets Core Equity ETF	9,846,298	—

Notes to Financial Statements (Continued)

August 31, 2018

NOTE 6 – INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2018, were as follows:

				Nationwide
			Nationwide	Maximum
		Nationwide	Maximum	Diversification
	Nationwide	Risk-Based	Diversification	Emerging
	Risk-Based U.S.	International	U.S. Core	Markets Core
	Equity ETF	Equity ETF	Equity ETF	Equity ETF
Tax cost of investments	$114,247,626	$123,320,440	$103,193,122	$30,047,815
Gross tax unrealized appreciation	11,665,637	5,535,959	17,839,645	1,408,562
Gross tax unrealized depreciation	(6,071,104)	(7,445,348)	(4,696,335)	(3,014,830)
Net tax unrealized
appreciation (depreciation)	5,594,533	(1,909,389)	13,143,310	(1,606,268)
Undistributed ordinary income	1,654,414	2,343,439	934,968	273,627
Undistributed long-term gain (loss)	—	—	—	—
Total distributable earnings	1,654,414	2,343,439	934,968	273,627
Other accumulated gain (loss)	(1,763,812)	(1,672,633)	(380,382)	(402,338)
Total accumulated gain (loss)	5,485,135	(1,238,583)	13,697,896	(1,734,979)

The difference between book and tax-basis cost is due primarily to timing differences in recognizing wash sale losses in security transactions and tax treatment of passive foreign investment companies. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

As of August 31, 2018, the Funds deferred, on a tax-basis, no post-October or late year ordinary losses.

As of August 31, 2018, the Funds had the following capital loss carryforward available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Nationwide Risk-Based U.S. Equity ETF	$1,763,812	$—
Nationwide Risk-Based International Equity ETF	1,669,133	—
Nationwide Maximum Diversification U.S. Core Equity ETF	380,388	—
Nationwide Maximum Diversification
Emerging Markets Core Equity ETF	402,212	—

The tax character of distributions declared by the Funds during the period ended August 31, 2018 were as follows:

	Period Ended August 31, 2018
	Ordinary	Long Term	Return of
Fund	Income	Capital Gain	Capital
Nationwide Risk-Based U.S. Equity ETF	$567,191	$—	$—
Nationwide Risk-Based International Equity ETF	612,668	—	—
Nationwide Maximum Diversification
U.S. Core Equity ETF	496,358	—	—
Nationwide Maximum Diversification
Emerging Markets Core Equity ETF	—	—	—

Notes to Financial Statements (Continued)

August 31, 2018

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Nationwide Risk-Based U.S. Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF is $500, payable to the Custodian. The standard fixed transaction fee for Nationwide Risk-Based International Equity ETF is $4,000, payable to the Custodian. The standard fixed transaction fee for Nationwide Maximum Diversification Emerging Markets Core Equity ETF is $7,250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Shares Transaction section of each Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 8 – FOREIGN SECURITIES RISK (Foreign Funds only)

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Funds more volatile and potentially less liquid than other types of investments.

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the Investment Company Act of 1940.  As of August 31, 2018, ownership by affiliated funds was as follows:

	Shares	Percentage of Total
Fund	Owned	Shares Outstanding
Nationwide Risk-Based U.S. Equity ETF	4,178,700	98.32%
Nationwide Risk-Based International Equity ETF	4,582,900	99.63%
Nationwide Maximum Diversification U.S. Core Equity ETF	3,768,500	97.88%
Nationwide Maximum Diversification Emerging Markets Core Equity ETF	—	—

Report of Independent Registered Public

Accounting Firm

To the Shareholders of Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF, Nationwide Maximum Diversification U.S. Core Equity ETF, and Nationwide Maximum Diversification Emerging Markets Core Equity ETF and Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets & liabilities, including the schedules of investments, of Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF, Nationwide Maximum Diversification U.S. Core Equity ETF, and Nationwide Maximum Diversification Emerging Markets Core Equity ETF (the “Funds”), each a series of ETF Series Solutions, as of August 31, 2018, and the related statements of operations and changes in net assets and the financial highlights for the period September 15, 2017 (commencement of operations) to August 31, 2018 for Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF, and Nationwide Maximum Diversification U.S. Core Equity ETF and March 26, 2018 (commencement of operations) to August 31, 2018 for Nationwide Maximum Diversification Emerging Markets Core Equity ETF, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit includes performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of August 31, 2018, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 15, 2018

Trustees and Officers (Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Number of
		Term of		Portfolios in	Other
	Position	Office and		Fund Complex	Directorships
Name and	Held with	Length of	Principal Occupation(s)	Overseen by	Held by Trustee
Year of Birth	the Trust	Time Served	During Past 5 Years	Trustee	During Past 5 Years
Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief Financial	40	Independent Trustee,
Born: 1946	Independent	term;	Officer, Robert W. Baird & Co.		Managed Portfolio
	Trustee	since 2012	Incorporated (wealth management		Series (38 portfolios);
	and Audit		firm) (2000–2011).		Director, Anchor
	Committee				Bancorp Wisconsin,
	Chairman				Inc. (2011–2013).

David A. Massart	Trustee	Indefinite	Co-Founder, President, and Chief	40	Independent Trustee,
Born: 1967		term;	Investment Strategist, Next		Managed Portfolio
		since 2012	Generation Wealth Management,		Series (38 portfolios).
Inc. (since 2005).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	40	Independent Trustee,
Born: 1956		term;	Director and General Counsel,		PPM Funds
		since 2018	Artisan Partners Limited		(9 portfolios)
			Partnership (investment adviser)		(since 2018).
(2000–2013); Executive Vice
President and General Counsel,
Artisan Partners Asset
Management Inc. (2012–2013);
Vice President and General
Counsel, Artisan Funds, Inc.
(investment company) (2001–2012).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President, U.S. Bancorp	40	None
Born: 1967	and	term;	Fund Services, LLC (since 2013);
	Chairman	Trustee	Managing Director of Index
		since 2014;	Services, Zacks Investment
		Chairman	Management (2011–2013).
since 2013

Trustees and Officers (Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

	Position(s)	Term of Office
Name and	Held with	and Length of	Principal Occupation(s)
Year of Birth	the Trust	Time Served	During Past 5 Years
Paul R. Fearday, CPA	President	Indefinite term;	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and Assistant	President and	(since 2008); Manager, PricewaterhouseCoopers LLP
	Treasurer	Assistant Treasurer	(accounting firm) (2002–2008).
since 2014 (other
roles since 2013)

Michael D. Barolsky, Esq.	Vice President	Indefinite term;	Vice President, U.S. Bancorp Fund Services, LLC (since 2012);
Born: 1981	and	since 2014	Associate, Thompson Hine LLP (law firm) (2008–2012).
	Secretary	(other roles
since 2013)

James R. Butz	Chief Compliance	Indefinite term;	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Officer	since 2015	(since 2015); Vice President, U.S. Bancorp Fund Services, LLC
(2014–2015); Assistant Vice President, U.S. Bancorp Fund
Services, LLC (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite term;	Vice President, U.S. Bancorp Fund Services, LLC (since 2015);
Born: 1977		since 2014	Assistant Vice President, U.S. Bancorp Fund Services, LLC
		(other roles	(2011-2015); Manager, PricewaterhouseCoopers LLP
		since 2013)	(accounting firm) (2005–2011).

Brett M. Wickmann	Assistant	Indefinite term;	Vice President, U.S. Bancorp Fund Services, LLC (since 2017);
Born: 1982	Treasurer	since 2017	Assistant Vice President, U.S. Bancorp Fund Services, LLC
(2012-2017).

Elizabeth A. Winske	Assistant	Indefinite term;	Assistant Vice President, U.S. Bancorp Fund Services, LLC
Born: 1983	Treasurer	since 2017	(since 2016); Officer, U.S. Bancorp Fund Services, LLC
(2012-2016).

The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etf.nationwide.com.

Expense Examples

For the Period Ended August 31, 2018 (Unaudited)

As a shareholder of Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF, Nationwide Maximum Diversification U.S. Core Equity ETF and Nationwide Maximum Diversification Emerging Markets Core Equity ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2018 – August 31, 2018) for Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF and the current period (March 26, 2018 – August 31, 2018) for Nationwide Maximum Diversification Emerging Markets Core Equity ETF.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Nationwide Risk-Based U.S. Equity ETF

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the
	March 1, 2018	August 31, 2018	Period(1)
Actual	$1,000.00	$1,072.80	$1.57
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,023.69	$1.53

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the six-month period, multiplied by the number of days in the six-month period, 184 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Expense Examples (Continued)

For the Period Ended August 31, 2018 (Unaudited)

Nationwide Risk-Based International Equity ETF

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the
	March 1, 2018	August 31, 2018	Period(2)
Actual	$1,000.00	$ 989.30	$2.11
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,023.09	$2.14

(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.42%, multiplied by the average account value during the six-month period, multiplied by the number of days in the six-month period, 184 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Nationwide Maximum Diversification U.S. Core Equity ETF

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the
	March 1, 2018	August 31, 2018	Period(3)
Actual	$1,000.00	$1,104.70	$1.80
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,023.49	$1.73

(3)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.34%, multiplied by the average account value during the six-month period, multiplied by the number of days in the six-month period, 184 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Nationwide Maximum Diversification Emerging Markets Core Equity ETF

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the
	March 26, 2018(4)	August 31, 2018	Period
Actual	$1,000.00	$ 943.60	$2.69(5)
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,021.98	$3.26(6)

(4)	Fund Inception.
(5)
The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.64%, multiplied by the average account value during the period, multiplied by the number of days in the current period, 158 days, and divided by the number of days in the most recent twelve-month period, 365 days.

(6)
The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.64%, multiplied by the average value during the six-month period, multiplied by the number of days in the six-month period, 184 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Approval of Advisory Agreement and Board
Considerations (Unaudited)

Nationwide Maximum Diversification Emerging Markets Core Equity ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 13, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of an Investment Advisory Agreement (the “Advisory Agreement”) between Nationwide Fund Advisors (the “Adviser”) and the Trust, on behalf of the Nationwide Maximum Diversification Emerging Markets Core Equity ETF (the “Fund”).

Additionally, at the Meeting, the Board considered the approval of a Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (the “Sub-Adviser”) (collectively with the Advisory Agreement, the “Agreements”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits to be realized by each firm and its affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser, the Sub-Adviser and their affiliates resulting from services to be rendered to the Fund.

Prior to the Meeting, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented additional written information to help the Board evaluate each firm’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser provided an overview of their advisory business, including key personnel and compliance programs. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s chief compliance officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had previously received the Adviser’s responses to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel, its investment philosophy, and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations and monitoring the extent to which the Fund achieved its investment objective as a passively-managed fund.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that performance of the Fund, thus, was not a relevant factor in their deliberations. The Board also considered that, because the Fund is designed to track the performance of an index provided by a third-party not affiliated with the Adviser and the trading for the Fund would be handled by the Sub-Adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s oversight of the Sub-Adviser’s services, including whether the Fund’s performance exhibited significant tracking error.

Approval of Advisory Agreement and Board
Considerations (Unaudited) (Continued)

Cost of Services Provided and Economies of Scale. The Board reviewed the estimated expense ratio for the Fund and compared the Fund’s expense ratio to an appropriate universe of its peers. The Board then reviewed the expense ratio for the Fund and compared it to the universe of Diversified Emerging Markets ETFs as reported by Morningstar (“Category Peer Group”), as well as a group of competitor funds identified by the Adviser (“Selected Peer Group”). The Board noted that the expense ratio for the Fund was slightly higher than the median for the Category Peer Group and the average for the Selected Peer Group, although most of the other funds in the Selected Peer Group were part of larger fund families and consequently, may benefit from an unusually low cost structure based on the scale of their fund family. The Board noted that the Fund’s expense ratio was reasonable given the cost of licensing the Fund’s index from a third-party.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund. The Board determined that such analysis was not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable. The Board noted that it intends to monitor fees as the Fund grows in size and assesses whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the amendment to the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and its experience providing investment management services to other ETFs, including other series of the Trust. The Sub-Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising.

Approval of Advisory Agreement and Board
Considerations (Unaudited) (Continued)

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Fund. The Board also considered that, because the investment objective of the Fund is to track the performance of an index, the Board in the future would focus on the extent to which the Fund achieved its investment objective as a passively-managed fund.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fees to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser based on the nature and expected size of the Fund. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other similar series of the Trust and other funds managed by the Sub-Adviser. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s profitability with respect to the Fund.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Federal Tax Information (Unaudited)

For the period ended August 31, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Nationwide Risk-Based U.S. Equity ETF	100.00%
Nationwide Risk-Based International ETF	89.50%
Nationwide Maximum Diversification U.S. Core Equity ETF	100.00%
Nationwide Maximum Diversification Emerging Markets Core Equity ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended August 31, 2018 was as follows:

Nationwide Risk-Based U.S. Equity ETF	100.00%
Nationwide Risk-Based International ETF	0.00%
Nationwide Maximum Diversification U.S. Core Equity ETF	98.88%
Nationwide Maximum Diversification Emerging Markets Core Equity ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2) for each Fund were as follows:

Nationwide Risk-Based U.S. Equity ETF	0.00%
Nationwide Risk-Based International ETF	0.00%
Nationwide Maximum Diversification U.S. Core Equity ETF	0.00%
Nationwide Maximum Diversification Emerging Markets Core Equity ETF	0.00%

Federal Tax Credit Pass Through (Unaudited)

Pursuant to Section 853 of the Internal Revenue code, The Funds designate the following amounts as foreign taxes paid for the period ended August 31, 2018. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of Ordinary
	Creditable		Income Distribution
	Foreign Tax	Per Share	Derived from Foreign
	Credit Paid	Amount	Sourced Income
Nationwide Risk-Based U.S. Equity ETF	$—	$—	—
Nationwide Risk-Based International ETF	308,912	0.0671547	100.00%
Nationwide Maximum Diversification
U.S. Core Equity ETF	—	—	—
Nationwide Maximum Diversification
Emerging Markets Core Equity ETF	44,957	0.0374644	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.etf.nationwide.com daily.

Information About Proxy Voting (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etf.nationwide.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

The following Frequency Distribution of Premium and Discount charts are provided to show the frequency at which the closing price of the for the Funds were at a premium or discount to their daily net asset value (NAV). The chart presented represents past performance and cannot be used to predict future results.

Nationwide Risk-Based U.S. Equity ETF

Period covered September 15, 2017 through August 31, 2018

Premium/Discount Range	Number of Trading Days	% of Total Trade Days
1.00% or more	23	9.47%
0.75% to 0.999%	5	2.06%
0.50% to 0.749%	9	3.70%
0.25% to 0.499%	21	8.64%
0.00% to 0.249%	92	37.86%
-0.001% to -0.249%	25	10.29%
-0.25% to -0.499%	24	9.88%
-0.50% to -0.749%	5	2.06%
-0.75% to -0.999%	13	5.35%
-1.00% or more	26	10.70%
	243	100.00%

Frequency Distribution of Premiums and Discounts
(Unaudited) (Continued)

Nationwide Risk-Based International Equity ETF

Period covered September 15, 2017 through August 31, 2018

Premium/Discount Range	Number of Trading Days	% of Total Trade Days
1.00% or more	14	5.76%
0.75% to 0.999%	9	3.70%
0.50% to 0.749%	17	7.00%
0.25% to 0.499%	34	13.99%
0.00% to 0.249%	68	27.98%
-0.001% to -0.249%	44	18.11%
-0.25% to -0.499%	25	10.29%
-0.50% to -0.749%	12	4.94%
-0.75% to -0.999%	11	4.53%
-1.00% or more	9	3.70%
	243	100.00%

Nationwide Maximum Diversification U.S. Core Equity ETF

Period covered September 15, 2017 through August 31, 2018

Premium/Discount Range	Number of Trading Days	% of Total Trade Days
1.00% or more	15	6.17%
0.75% to 0.999%	5	2.06%
0.50% to 0.749%	10	4.12%
0.25% to 0.499%	18	7.41%
0.00% to 0.249%	73	30.04%
-0.001% to -0.249%	40	16.46%
-0.25% to -0.499%	16	6.58%
-0.50% to -0.749%	18	7.41%
-0.75% to -0.999%	10	4.12%
-1.00% or more	38	15.64%
	243	100.00%

Nationwide Maximum Diversification Emerging Markets Core Equity ETF

Period covered March 26, 2018 through August 31, 2018

Premium/Discount Range	Number of Trading Days	% of Total Trade Days
1.00% or more	24	21.43%
0.75% to 0.999%	18	16.07%
0.50% to 0.749%	18	16.07%
0.25% to 0.499%	19	16.96%
0.00% to 0.249%	18	16.07%
-0.001% to -0.249%	8	7.14%
-0.25% to -0.499%	4	3.57%
-0.50% to -0.749%	2	1.79%
-0.75% to -0.999%	1	0.89%
-1.00% or more	0	0.00%
	112	100.00%

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Adviser
Nationwide Fund Advisors
One Nationwide Plaza
Columbus, Ohio 43215

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Index Provider- Risk-Based ETFs
Rothschild Risk Based Investments LLC
1251 Avenue of the Americas
New York, New York 10020

Index Provider- Maximum Diversification ETFs
TOBAM S.A.S.
49/53 Avenue Des Champs-Élysées
Paris, France 75008

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

Nationwide Risk-Based U.S. Equity ETF
Symbol – RBUS
CUSIP – 26922A677

Nationwide Risk-Based International Equity ETF
Symbol – RBIN
CUSIP – 26922A669

Nationwide Maximum Diversification U.S. Core Equity ETF
Symbol – MXDU
CUSIP – 26922A651

Nationwide Maximum Diversification Emerging Markets Core Equity ETF
Symbol – MXDE
CUSIP – 26922A644

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and acting principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Nationwide Risk-Based U.S. Equity ETF
FYE 8/31/2018
Audit Fees	$14,000
Audit-Related Fees	$0
Tax Fees	$3,000
All Other Fees	$0

Nationwide Risk-Based International Equity ETF
FYE 8/31/2018
Audit Fees	$14,500
Audit-Related Fees	$0
Tax Fees	$3,000
All Other Fees	$0

Nationwide Maximum Diversification U.S. Core Equity ETF
FYE 8/31/2018
Audit Fees	$14,000
Audit-Related Fees	$0
Tax Fees	$3,000

Nationwide Maximum Diversification Emerging Markets Core Equity ETF
FYE 8/31/2018
Audit Fees	$14,500
Audit-Related Fees	$0
Tax Fees	$3,000

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Nationwide Risk-Based U.S. Equity ETF
FYE 8/31/2018
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

Nationwide Risk-Based International Equity ETF
FYE 8/31/2018
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

Nationwide Maximum Diversification U.S. Core Equity ETF
FYE 8/31/2018
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

Nationwide Maximum Diversification Emerging Markets Core Equity ETF
FYE 8/31/2018
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Nationwide Risk-Based U.S. Equity ETF
Non-Audit Related Fees	FYE 8/31/2018
Registrant	N/A
Registrant’s Investment Adviser	N/A

Nationwide Risk-Based International Equity ETF
Non-Audit Related Fees	FYE 8/31/2018
Registrant	N/A
Registrant’s Investment Adviser	N/A

Nationwide Maximum Diversification U.S. Core Equity ETF
Non-Audit Related Fees	FYE 8/31/2018
Registrant	N/A
Registrant’s Investment Adviser	N/A

Nationwide Maximum Diversification Emerging Markets Core Equity ETF
Non-Audit Related Fees	FYE 8/31/2018
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David A. Massart, Leonard M. Rush, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*   /s/ Paul R. Fearday
            Paul R. Fearday, President (principal executive officer)

Date    October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Paul R. Fearday
   Paul R. Fearday, President (principal executive officer)

Date    October 23, 2018

By (Signature and Title)*    /s/Elizabeth A. Winske
Elizabeth A. Winske, Assistant Treasurer (acting principal financial officer)

Date    October 23, 2018

* Print the name and title of each signing officer under his or her signature.